Filed electronically with the Securities and Exchange Commission on October 28, 1998

                                                              File No.  2-8159
                                                              File No.  811-75

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                            /   /
                      Pre-Effective Amendment No                         /   /
                                                 ----------
                         Post-Effective Amendment No. 27                / X /
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

Amendment No. 27


                      Kemper State Tax-Free Income Series.
                      -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------
                                Philip J. Collora
                                -----------------
                          Vice President and Secretary
                          ----------------------------
                       Kemper State Tax-Free Income Series
                       -----------------------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   / Immediately upon filing pursuant to                /   / days after filing pursuant to paragraph ( a )( 1 )
      paragraph  ( b )
/   / days after filing pursuant to paragraph ( a )      /   / On ( date ) pursuant to paragraph ( b )
      ( 2 )
/ X / On January 1, 1999 pursuant to paragraph ( a )     /   / On ( date ) pursuant to paragraph ( a ) ( 2 ) of Rule 485.
      ( 1 )

If Appropriate, check the following box:
   /   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      KEMPER STATE TAX-FREE INCOME SERIES:
                     KEMPER CALIFORNIA TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND
                                     EXCHANGING SHARES, DISTRIBUTION AND TAXES, TRANSACTION
                                     INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                        2

                      KEMPER STATE TAX-FREE INCOME SERIES:
                     KEMPER CALIFORNIA TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                        3

                      KEMPER STATE TAX-FREE INCOME SERIES:
                       KEMPER FLORIDA TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                        4

                      KEMPER STATE TAX-FREE INCOME SERIES:
                       KEMPER FLORIDA TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                        5

                      KEMPER STATE TAX-FREE INCOME SERIES:
                      KEMPER MICHIGAN TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                        6

                      KEMPER STATE TAX-FREE INCOME SERIES:
                      KEMPER MICHIGAN TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                        7

                      KEMPER STATE TAX-FREE INCOME SERIES:
                     KEMPER NEW JERSEY TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                        8

                      KEMPER STATE TAX-FREE INCOME SERIES:
                     KEMPER NEW JERSEY TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                        9

                      KEMPER STATE TAX-FREE INCOME SERIES:
                      KEMPER NEW YORK TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                       10

                      KEMPER STATE TAX-FREE INCOME SERIES:
                      KEMPER NEW YORK TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                       11

                      KEMPER STATE TAX-FREE INCOME SERIES:
                        KEMPER OHIO TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                       12

                      KEMPER STATE TAX-FREE INCOME SERIES:
                        KEMPER OHIO TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                       13

                      KEMPER STATE TAX-FREE INCOME SERIES:
                    KEMPER PENNSYLVANIA TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                       14

                      KEMPER STATE TAX-FREE INCOME SERIES:
                    KEMPER PENNSYLVANIA TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                       15

                      KEMPER STATE TAX-FREE INCOME SERIES:
                        KEMPER TEXAS TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

                          Items Required By Forms N-1A
                          ----------------------------

PART A
------

Item No.     Item Caption           Prospectus Caption
--------     ------------           ------------------

1.           Front and Back Cover   FRONT AND BACK COVER
             Pages.

2.           Risk / Return          TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Summary:                RISK FACTORS,  INVESTMENT OBJECTIVES AND STRATEGIES
             Investments, Risks     PRINCIPAL INVESTMENTS AND RELATED RISKS
             and Performance.       PAST PERFORMANCE

3.           Risk/Return Summary:   EXPENSE INFORMATION
             Fee Table

4.           Investment             TAX FREE INCOME INVESTING - INVESTMENT APPROACH, PRINCIPAL
             Objectives,             RISK FACTORS
             Principal Investment   ABOUT THE FUNDS
             Strategies, and        INVESTMENT OBJECTIVES AND STRATEGIES
             Related Risks.         PRINCIPAL INVESTMENTS AND RELATED RISKS

5.           Management's           NOT APPLICABLE
             Discussion of Fund
             Performance.

6.           Management,            PORTFOLIO MANAGEMENT
             Organization, and      INVESTMENT MANAGER
             Capital Structure.

7.           Shareholder            ABOUT YOUR INVESTMENT -
             Information.           CHOOSING A SHARE CLASS, BUYING SHARES, SELLING AND EXCHANGING
                                     SHARES, DISTRIBUTION AND TAXES, TRANSACTION INFORMATION

8.           Distribution           ABOUT YOUR INVESTMENT -
             Arrangements.          CHOOSING A SHARE CLASS

9.           Financial Highlights   FINANCIAL HIGHLIGHTS
             Information.

                                       16

                      KEMPER STATE TAX-FREE INCOME SERIES:
                        KEMPER TEXAS TAX-FREE INCOME FUND
                              CROSS REFERENCE SHEET

PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page  and        COVER PAGE
             Table of Contents      TABLE OF CONTENTS

11.          Fund History           FUND ORGANIZATION

12.          Description of the     THE FUNDS INVESTMENT OBJECTIVES AND POLICIES
             Fund and Its
             Investments and
             Risks.

13.          Management of the      REMUNERATION
             Fund                   TRUSTEES AND OFFICERS


14.          Control Persons and    REMUNERATION
             Principal Holders of
             Securities

15.          Investment Advisory    INVESTMENT ADVISER
             and Other Services     DISTRIBUTOR
                                    ADDITIONAL INFORMATION- Experts, Other Information

16.          Brokerage Allocation   PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices     Turnover

17.          Capital Stock and      FUND ORGANIZATION
             Other Securities       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

18.          Purchase, Redemption   PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
             and Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and
             Shares.                 Capital Gain Distribution Options
                                    SPECIAL PLAN ACCOUNTS
                                    NET ASSET VALUE

19.          Taxation of the Fund.  TAXES

20.          Underwriters.          DISTRIBUTOR

21.          Calculation of         PERFORMANCE INFORMATION
             Performance Data.

22.          Financial Statements.  FINANCIAL STATEMENT

                                                                      LONG TERM
                                                                      INVESTING
                                                                           IN A
                                                                     SHORT TERM
                                                                          WORLD

     January 1, 1999

Prospectus

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value



                                                    Kemper Tax-Free Income Funds

                                                     Kemper Municipal Bond Fund
                                        Kemper Intermediate Municipal Bond Fund
                                         Kemper California Tax-Free Income Fund
                                            Kemper Florida Tax-Free Income Fund
                                           Kemper Michigan Tax-Free Income Fund
                                         Kemper New Jersey Tax-Free Income Fund
                                           Kemper New York Tax-Free Income Fund
                                               Kemper Ohio Tax-Free Income Fund
                                       Kemper Pennsylvania Tax-Free Income Fund
                                              Kemper Texas Tax-Free Income Fund

                      The Securities and Exchange Commission is not responsible
                            for the accuracy or completeness of the information
                                        in any prospectus, and gives no opinion
                           as to the merit of any mutual fund as an investment.

CONTENTS

   TAX FREE INCOME INVESTING...................................................4
     Investment approach of the funds..........................................4
     Principal risk factors of the funds.......................................4
     Principal investments and related risks...................................6

ABOUT THE FUNDS................................................................7
   Kemper Municipal Bond Fund..................................................7
   Kemper Intermediate Municipal Fund.........................................13
   KEMPER CALIFORNIA TAX-FREE INCOME FUND.....................................19
   KEMPER FLORIDA TAX-FREE INCOME FUND........................................25
   KEMPER MICHIGAN TAX-FREE INCOME FUND.......................................31
   KEMPER NEW JERSEY TAX-FREE INCOME FUND.....................................37
   KEMPER NEW YORK TAX-FREE INCOME FUND.......................................43
   KEMPER OHIO TAX-FREE INCOME FUND...........................................49
   KEMPER PENNSYLVANIA TAX-FREE INCOME FUND...................................55
   KEMPER TEXAS TAX-FREE INCOME FUND..........................................61
   Investment Manager.........................................................67

ABOUT YOUR INVESTMENT.........................................................70
     Choosing a share class...................................................70
     Buying shares............................................................72
     Selling and exchanging shares............................................79
     Distributions and taxes..................................................80
     Transaction information..................................................82

                              TAX FREE INCOME INVESTING

Investment approach of the funds

Each fund is designed for persons who are seeking a high level of income exempt from federal income taxes and, in the case of certain state funds, from taxes of a particular state. Investors receive the benefits of professional management and liquidity through a single investment in shares of a fund.. The tax exemption of fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

Principal risk factors of the funds

There are market and investment risks with any security and the value of an investment in the funds will fluctuate over time.

Interest rates. Normally the value of a fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of a fund's portfolio declines.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit quality. Municipal Securities are generally assigned ratings that assess the issuer's ability to make principal and interest payments on time. Those rated within the four highest grades by Moody's, S&P, Fitch or Duff are generally considered to be "investment grade." Like higher rated securities, securities rated in the Baa/BBB categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be more adversely affected by economic circumstances and are considered to have some speculative characteristics.

Non-diversified (State Funds). Because "non-diversified" funds may invest a relatively high percentage of their assets in a limited number of issuers their investment returns are more likely to be impacted by changes in the market value and returns of any one issuer. In addition, because these funds focus their investments in the muncipal securities of one state, adverse economic, political or regulatory occurrences in that state will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally.

Portfolio   strategy.   The  portfolio   management  team's  skill  in  choosing
appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives.

                           Tax free Income Investing

Principal investments and related risks

Each of the funds invests principally in municipal securities, which are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include:

o    the refunding of outstanding obligations
o    obtaining funds for general operating expenses
o    the obtaining of funds to loan to other public institutions and facilities.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

Individual municipal securities may lose value  for many reasons, including:
o    a downgrade in credit rating
o in the case of bonds issued to finance projects, an adverse change in the real or perceived value of the project.
o    an early call by the issuer
o    loss of tax free status

Lower rated and non-rated fixed income securities are commonly referred to as "junk bonds" and are considered, on balance, to be predominantly speculative as to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These securitiesgenerally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual issuer developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also are more sensitive to economic conditions than are higher rated securities. A fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

ABOUT THE FUNDS

                             Kemper Municipal Bond Fund

Investment objective and principal strategies

Kemper Municipal Bond Fund seeks to provide as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital, through investment in a professionally managed, diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a diversified portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to state and local taxes.

The investment manager actively manages the fund's portfolio:
o    with respect to the interest rate outlook
o    by selecting securities for superior price or income performance
o    looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details.

                             Kemper Municipal Bond Fund

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK

--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                           Class A   Class B    Class C   Class I    Lehman Brothers
                                                                      Municipal Bond
 For periods ended                                                        Index
 December 31, 1998
 One Year                  __.__%     __.__%    __.__%     __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%     __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%     __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                             Kemper Municipal Bond Fund

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

 ----------------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 ----------------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C  Class I
 ----------------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering   4.5%     None      None     None
 price)
 ----------------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends               None     None      None     None
 ----------------------------------------------------------------------------------------------
 Redemption Fee                                             None     None      None     None
 ----------------------------------------------------------------------------------------------
 Exchange Fee                                               None     None      None     None
  ---------------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption   None(1)  4%        1%       None
 proceeds)
 ----------------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

-----------------------------------------------------------------------------------------------
Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
-----------------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C     Class I
-----------------------------------------------------------------------------------------------
Investment management fee
-----------------------------------------------------------------------------------------------
Distribution (12b-1) fees
-----------------------------------------------------------------------------------------------
Other expenses
-----------------------------------------------------------------------------------------------
Total fund operating expenses
-----------------------------------------------------------------------------------------------

                             Kemper Municipal Bond Fund

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:     Fees and expenses if you did not sell your shares:

             Class A  Class B  Class C Class I             Class A  Class B  Class C  Class I
 ----------------------------------------------------------------------------------------------
 1 Year                                         1 Year
 ----------------------------------------------------------------------------------------------
 3 Years                                        3 Years
 ----------------------------------------------------------------------------------------------
 5 Years                                        5 Years
 ----------------------------------------------------------------------------------------------
 10 Years                                       10 Years
 ----------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, as a fundamental investment policy, the fund maintains at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes. These are generally referred to as municipal securities.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the Funds' investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

The fund's portfolio is actively managed with respect to the investment manager's assessment of the outlook for interest rates. Individual securities are purchased and sold based on the investment manager's determinations of geographic and sector strength and relative value.

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

                             Kemper Municipal Bond Fund

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

                             Kemper Municipal Bond Fund

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

                         Kemper Intermediate Municipal Fund

Investment objective and principal strategies

Kemper Intermediate Municipal Bond Fund seeks to provide as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital, through investment in a professionally managed, diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests in municipal securities rated investment grade with an average maturity range of three to 10 years. Intermediate-term securities generally are more stable and less susceptible to changes in market value than longer term securities although in most cases they offer lower yields than securities with longer maturities. Income may be subject to state and local taxes.

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details.

                         Kemper Intermediate Municipal Fund

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).


Average Annual Total Returns

                           Class A   Class B    Class C   Class I    Lehman Brothers
                                                                      Municipal Bond
                                                                          Index
 For periods ended
 December 31, 1998
 One Year                  __.__%     __.__%    __.__%     __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%     __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%     __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                         Kemper Intermediate Municipal Fund

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


 -----------------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 -----------------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C  Class I
 -----------------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 2.75%    None      None     None
 price)
 -----------------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None     None
 -----------------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None     None
 -----------------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None     None
 -----------------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%       None
 proceeds)
 -------------------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

 -------------------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).

 -------------------------------------------------------------------------------------------------
                                                    Class A     Class B      Class C     Class I
 -------------------------------------------------------------------------------------------------
 Investment management fee
 -------------------------------------------------------------------------------------------------
 Distribution (12b-1) fees
 -------------------------------------------------------------------------------------------------
 Other expenses
 -------------------------------------------------------------------------------------------------
 Total fund operating expenses
 -------------------------------------------------------------------------------------------------

                         Kemper Intermediate Municipal Fund

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:     Fees and expenses if you did not sell your
                                                shares:

             Class A  Class B  Class C Class I             Class A  Class B  Class C  Class I
 ----------------------------------------------------------------------------------------------
 1 Year                                         1 Year
 ----------------------------------------------------------------------------------------------
 3 Years                                        3 Years
 ----------------------------------------------------------------------------------------------
 5 Years                                        5 Years
 ----------------------------------------------------------------------------------------------
 10 Years                                       10 Years
 ----------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, as a fundamental investment policy, the fund maintains at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes. These are generally referred to as municipal securities.

The dollar-weighted average portfolio maturity of this fund, under normal market conditions, will be between 3 and 10 years. The maturity of a security held by the fund will generally be considered to be the time remaining until repayment of the principal amount of such security, except that a security will be treated as having a maturity earlier than its stated maturity date if it has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of the fund's investment manager, will result in the security being valued in the market as though it has the earlier maturity.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

The fund's portfolio is actively managed with respect to the investment manager's assessment of the outlook for interest rates. Individual securities are purchased and sold based on the investment manager's determinations of geographic and sector strength and relative value.

                         Kemper Intermediate Municipal Fund

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

                        Kemper Intermediate Municipal Fund

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).



To Be Updated

                       KEMPER CALIFORNIA TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper California Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal and California state income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to generate dividends that are exempt from federal and, in some cases, state income taxes by investing primarily in a portfolio of investment grade municipal securities. The fund provides investors with sector diversification by investing in municipal securities for various public purposes. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to local taxes.

The investment manager actively manages the fund's portfolio:
o    with respect to the interest rate outlook
o    by selecting securities for superior price or income performance
o    looking statewide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                      KEMPER CALIFORNIA TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------


During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns


                           Class A   Class B    Class C    Lehman Brothers
 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index

 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                      KEMPER CALIFORNIA TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

 ------------------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 ------------------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
 ------------------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 ------------------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 ------------------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 ------------------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 ------------------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 ------------------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.


 ------------------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 ------------------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 ------------------------------------------------------------------------------------------------
 Investment management fee                          0.53%       0.53%        0.53%
 ------------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                          None        0.75%        0.75%
 ------------------------------------------------------------------------------------------------
 Other expenses                                     0.25%       0.35%        0.34%
 ------------------------------------------------------------------------------------------------
 Total fund operating expenses                      0.78%       1.63%        1.62%
 ------------------------------------------------------------------------------------------------

                       KEMPER CALIFORNIA TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and  expenses  if you sold shares after:  Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year       $526       $566        $265       1 Year      $526       $166        $
---------------------------------------------------------------------------------------------
3 Years      $688       $814        $511       3 Years     $688       $514        $
---------------------------------------------------------------------------------------------
5 Years      $864       $1,087      $881       5 Years     $864       $887        $
---------------------------------------------------------------------------------------------
10 Years     $1,373     $1,496      $1,922     10 Years    $1,373     $1,496      $
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in California State and local issues the income from which is exempt from federal and California income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

                       KEMPER CALIFORNIA TAX-FREE INCOME FUND

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could result in certain adverse consequences for owners of California municipal securities. The natural disasters that California has experienced in recent years may impair local issuer financial performance. In addition, amendments in recent years to the California Constitution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California municipal securities to maintain debt service on their obligations. Other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

                       KEMPER CALIFORNIA TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

                         KEMPER FLORIDA TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper Florida Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to state and local taxes. The fund's portfolio generally consists of holdings exempt from the Florida intangibles tax.

The investment manager actively manages the fund's portfolio:
o   with respect to the interest rate outlook
o   by selecting securities for superior price or income performance
o   looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                         KEMPER FLORIDA TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------


During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).


Average Annual Total Returns

                          Class A   Class B    Class C    Lehman Brothers
 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index
 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                         KEMPER FLORIDA TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


 --------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 --------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
 --------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 --------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 --------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 --------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 --------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 --------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.


 --------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 --------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 --------------------------------------------------------------------------------------
 Investment management fee                          0.55%       0.55%        0.55%
 --------------------------------------------------------------------------------------
 Distribution (12b-1) fees                          None        0.75%        0.75%
 --------------------------------------------------------------------------------------
 Other expenses                                     0.30%       0.38%        0.39%
  -------------------------------------------------------------------------------------
 Total fund operating expenses                      0.85%       1.68%        1.69%
 --------------------------------------------------------------------------------------

                         KEMPER FLORIDA TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and  expenses  if you sold shares after:  Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year       $533       $571        $272       1 Year      $533       $171        $
---------------------------------------------------------------------------------------------
3 Years      $709       $830        $533       3 Years     $709       $530        $
---------------------------------------------------------------------------------------------
5 Years      $900       $1,113      $918       5 Years     $900       $913        $
---------------------------------------------------------------------------------------------
10 Years     $1,452     $1,563      $1,998     10 Years    $1,452     $1,563      $
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in obligations issued by the State of Florida, its political subdivisions, agencies or instrumentalities and other securities that are exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes. Florida currently has no income tax for individuals.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                         KEMPER FLORIDA TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Florida municipal securities may at times have lower yields than other tax-exempt securities. Taking advantage of the exemption from the Florida intangibles tax could result in higher portfolio turnover and related transaction costs.

Florida is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. The State continues to experience rapid population growth although not as great as in previous years. The slower population growth rate should allow the State to catch up on its capital needs. Technology-based manufacturing, healthcare and financial services have joined tourism and agriculture as leading elements of Florida's continued economic growth. Florida's overall financial position remains healthy, despite swings in financial operations over the past several years. The swings are reflective of the State's reliance on the sales tax as the major revenue source. Florida has increased its funding of capital projects through more frequent debt issuance rather than the historical pay-as-you-go method.

                  KEMPER FLORIDA TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

                        KEMPER MICHIGAN TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper Michigan Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal and Michigan state income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 ears. Income may be subject to other state and local taxes.

The investment manager actively manages the fund's portfolio:
o    with respect to the interest rate outlook
o    by selecting securities for superior price or income performance
o    looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                      KEMPER MICHIGAN TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                           Class A   Class B    Class C    Lehman Brothers
 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index

 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                        KEMPER MICHIGAN TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transactions fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------------
Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
-------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 -------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 -------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

 -------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Investment management fee                          0.54%       0.54%        0.54%
 -------------------------------------------------------------------------------------
 Distribution (12b-1) fees                          None        0.75%        0.75%
 -------------------------------------------------------------------------------------
 Other expenses                                     0.30%       0.38%        0.38%
 -------------------------------------------------------------------------------------
 Total fund operating expenses                      0.84%       1.67%        1.67%
 -------------------------------------------------------------------------------------

                   KEMPER MICHIGAN TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and  expenses  if you sold shares after:  Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year       $532       $570        $270       1 Year      $532       $170        $
---------------------------------------------------------------------------------------------
3 Years      $706       $826        $526       3 Years     $706       $526        $
---------------------------------------------------------------------------------------------
5 Years      $895       $1,107      $907       5 Years     $895       $907        $
---------------------------------------------------------------------------------------------
10 Years     $1,440     $1,552      $1,976     10 Years    $1,440     $1,552      $
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in a portfolio of obligations issued by or on behalf of Michigan, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Michigan income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                        KEMPER MICHIGAN TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Michigan's economic performance relies heavily on national economic trends. Its economy is highly industrialized with an economic base concentrated in the manufacturing sector. This concentration has generally caused the State's economy to be more volatile than that of more diversified states, although its long term growth has kept pace with the nation due to gains in other sectors. The most recent economic recession had a milder affect on the State compared to the recession of the 1980's. The restructuring of the State's manufacturing industry following the recession of the 1980's improved the industry's overall competitive position. In addition, the rebound in the automotive industry of the past several years has improved the State's current economic and financial position, which are both at record levels of achievement. Michigan's future economic growth will likely come from growth in its service sector.

                        KEMPER MICHIGAN TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).



To Be Updated

                       KEMPER NEW JERSEY TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper New Jersey Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal and New Jersey state income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to other state and local taxes.

The investment manager actively manages the fund's portfolio:
o   with respect to the interest rate outlook
o   by selecting securities for superior price or income performance
o   looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                       KEMPER NEW JERSEY TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).


Average Annual Total Returns

                           Class A   Class B    Class C    Lehman Brothers
 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index

 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                       KEMPER NEW JERSEY TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transactions fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------------
Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
-------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
-------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 -------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 -------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

 -------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Investment management fee                          0.55%       0.55%        0.55%
 -------------------------------------------------------------------------------------
 Distribution (12b-1) fees                          None        0.75%        0.75%
 -------------------------------------------------------------------------------------
 Other expenses                                     0.32%       0.39%        0.37%
 -------------------------------------------------------------------------------------
 Total fund operating expenses                      0.87%       1.69%        1.67%
 -------------------------------------------------------------------------------------

                 KEMPER NEW JERSEY TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


Fees and  expenses  if you sold shares after:  Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year       $535       $572        $270       1 Year      $535       $172        $
---------------------------------------------------------------------------------------------
3 Years      $715       $833        $526       3 Years     $715       $533        $
---------------------------------------------------------------------------------------------
5 Years      $911       $1,118      $907       5 Years     $911       $918        $
---------------------------------------------------------------------------------------------
10 Years     $1,474     $1,579      $1,976     10 Years    $1,474     $1,579      $
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in a portfolio of obligations issued by or on behalf of New Jersey, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and New Jersey income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                       KEMPER NEW JERSEY TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

New Jersey is the ninth most populous state in the nation. Per capita income in 1995 was the second highest of the states and about 128% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the average unemployment rate for New Jersey and the nation during 1996 was 6.2%, slightly higher than that of the U.S. The rate is forecast to drop to 5.5% in 1997, more on par with the rest of the nation.

                       KEMPER NEW JERSEY TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).



To Be Updated

                  KEMPER NEW YORK TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper New York Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal, New York state and New York City income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to other state and local taxes.

The investment manager actively manages the fund's portfolio:
o   with respect to the interest rate outlook
o   by selecting securities for superior price or income performance
o   looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                      KEMPER NEW YORK TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).


Average Annual Total Returns

                           Class A   Class B    Class C    Lehman Brothers
 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index
 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                     KEMPER NEW YORK TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transactions fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.


 -------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 -------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
 -------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 -------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 -------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.


 -------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Investment management fee
 -------------------------------------------------------------------------------------
 Distribution (12b-1) fees
 -------------------------------------------------------------------------------------
 Other expenses
 -------------------------------------------------------------------------------------
 Total fund operating expenses
 -------------------------------------------------------------------------------------

                        KEMPER NEW YORK TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and  expenses  if you sold shares after:  Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year                                         1 Year
---------------------------------------------------------------------------------------------
3 Years                                        3 Years
---------------------------------------------------------------------------------------------
5 Years                                        5 Years
---------------------------------------------------------------------------------------------
10 Years                                       10 Years
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in obligations issued by or on behalf of New York State, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is exempt from federal, New York State and New York City income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                        KEMPER NEW YORK TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

New York is the third most populous state in the nation; New York City accounts for about 40% of the State's population. After a boom in the mid-1980's, New York and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New York climbed out of the recession more slowly than the rest of the nation. New York ranks third in the nation in personal income. In 1994, per capita personal income was 119% of the national average. Employment distribution is similar to that of the nation except for a higher concentration in the Finance, Insurance and Real Estate ("FIRE") sector and a lower concentration in manufacturing. Historically, unemployment is more cyclical than for the United States as a whole. Since 1991, New York unemployment has exceeded the U.S. average.

                        KEMPER NEW YORK TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).

To Be Updated

                          KEMPER OHIO TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper Ohio Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal and Ohio state income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to other state and local taxes.

The investment manager actively manages the fund's portfolio:
o   with respect to the interest rate outlook
o   by selecting securities for superior price or income performance
o   looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                        KEMPER OHIO TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                           Class A   Class B    Class C    Lehman Brothers

 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index
 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                        KEMPER OHIO TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transactions fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

 -------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 -------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
 -------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 -------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 -------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

 -------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Investment management fee
 -------------------------------------------------------------------------------------
 Distribution (12b-1) fees
 -------------------------------------------------------------------------------------
 Other expenses
 -------------------------------------------------------------------------------------
 Total fund operating expenses
 -------------------------------------------------------------------------------------

                       KEMPER OHIO TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and  expenses  if you sold shares after:  ____ Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year                                         1 Year
---------------------------------------------------------------------------------------------
3 Years                                        3 Years
---------------------------------------------------------------------------------------------
5 Years                                        5 Years
---------------------------------------------------------------------------------------------
10 Years                                       10 Years
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its total assets invested in obligations issued by or on behalf of the State of Ohio, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Ohio income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                          KEMPER OHIO TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Ohio dealt successfully with financial difficulties in prior years and may face long-term problems in certain concentrated regions and the economy. The economy depends in part upon durable goods manufacturing, primarily motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio tends to be more cyclical than some other states and the nation as a whole. However, since 1982, the State's economy has been growing and diversifying as employment shifts into services, trade, finance and insurance.

                      KEMPER OHIO TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).



To Be Updated

               KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper Pennsylvania Tax-Free Income Fund seeks to provide a high level of current income that is exempt from federal and Pennsylvania state income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to other state and local taxes.

The investment manager actively manages the fund's portfolio:
o   with respect to the interest rate outlook
o   by selecting securities for superior price or income performance
o   looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

                    KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                           Class A   Class B    Class C    Lehman Brothers

 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index
 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                 KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transactions fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

 --------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 --------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
 --------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 --------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 -------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

 -------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Investment management fee
 -------------------------------------------------------------------------------------
 Distribution (12b-1) fees
 -------------------------------------------------------------------------------------
 Other expenses
 -------------------------------------------------------------------------------------
 Total fund operating expenses
 -------------------------------------------------------------------------------------

                KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and  expenses  if you sold shares after:  Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year                                         1 Year
---------------------------------------------------------------------------------------------
3 Years                                        3 Years
---------------------------------------------------------------------------------------------
5 Years                                        5 Years
---------------------------------------------------------------------------------------------
10 Years                                       10 Years
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in a portfolio of obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Pennsylvania income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                      KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

While Pennsylvania is among the leading states in manufacturing and mining, it is transforming into a services and high-tech economy as evidenced by its growing reputation as a health and education center. Following the recession of the early 1990's, Pennsylvania's economy had become more reflective of the nation's. Service industries became a larger portion of total employment. The steel industry had undergone a successful restructuring. The economy while continuing to experience some growth has not seen the levels of growth that most states have experienced during this recent expansion. The replacement of highly paid manufacturing jobs for those in the services and trade sectors will impede income growth. Relative cost advantages that are available to businesses in the Commonwealth compared to its neighboring states, as well as the restructuring and modernization of manufacturing plans, should aid in boosting the economy.

                    KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).



To Be Updated

                        KEMPER TEXAS TAX-FREE INCOME FUND

Investment objective and principal strategies

Kemper  Texas  Tax-Free  Income  Fund  seeks to  provide a high level of current income that is exempt from federal income taxes through a professionally managed, non-diversified portfolio of municipal securities. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund seeks to achieve high current income by investing primarily in a portfolio of investment grade municipal securities. The fund may invest in securities of any maturity; its average maturity varies, but tends to be in excess of 15 years. Income may be subject to state and local taxes.

The investment manager actively manages the fund's portfolio:
o   with respect to the interest rate outlook
o   by selecting securities for superior price or income performance
o   looking nationwide for top performing regions and industries

Principal risks

The fund's principal risks are associated with investing in tax free fixed income securities: interest rates movements, credit quality, maturity, and the investment manager's skill in managing the fund's portfolio. Please refer to "Tax Free Income Investing" at the front of this prospectus for details. In addition, because the fund invests in the municipal securities of one state, it will be particularly effected by state-specific economic and political events. Please refer to "Related risks" below for additional information.

            KEMPER TEXAS TAX-FREE INCOME FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

A BAR CHART IS TO BE INSERTED HERE, BUT IS PRESENTLY BLANK
--------------------------------------------------------------------------------------
                                      BAR CHART

--------------------------------------------------------------------------------------

During the fund's last 10 years of operation, the fund's greatest quarterly gain was ______ % (cite calendar quarter), and the fund's greatest quarterly loss was _______% (cite calendar quarter).

Average Annual Total Returns

                           Class A   Class B    Class C    Lehman Brothers
 For periods ended                                         Municipal Bond
 December 31, 1998                                              Index
 One Year                  __.__%     __.__%    __.__%         __.__%
 Five Years                __.__%     __.__%    __.__%         __.__%
 Ten Years                 __.__%     __.__%    __.__%         __.__%

The Lehman Brothers Municipal Bond Index is a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                        KEMPER TEXAS TAX-FREE INCOME FUND

Expense information

The following information is designed to help you understand the various costs and expenses of investing in the fund. Each class of shares has a different set of transactions fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

 -------------------------------------------------------------------------------------
 Shareholder  fees: Fees charged directly to your account in the fund for various transactions.
 -------------------------------------------------------------------------------------
                                                          Class A  Class B   Class C
 -------------------------------------------------------------------------------------
 Maximum  Sales Charge on  Purchases  (as a % of offering 4.5%     None      None
 price)
 -------------------------------------------------------------------------------------
 Maximum Sales Charge on Reinvested Dividends             None     None      None
 -------------------------------------------------------------------------------------
 Redemption Fee                                           None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------
 Maximum  Deferred  Sales  Charge  (as a % of  redemption None(1)  4%        1%
 proceeds)
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.

 --------------------------------------------------------------------------------------
 Annual fund operating  expenses:  Paid by the fund before it distributes its net investment income (expressed as a % of average daily net assets).
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Investment management fee
 -------------------------------------------------------------------------------------
 Distribution (12b-1) fees
 -------------------------------------------------------------------------------------
 Other expenses
 -------------------------------------------------------------------------------------
 Total fund operating expenses
 -------------------------------------------------------------------------------------

                        KEMPER TEXAS TAX-FREE INCOME FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and  expenses  if you sold sharesafter:   Fees and expenses if you did not sell your shares:

             Class A    Class B     Class C                Class A    Class B     Class C
---------------------------------------------------------------------------------------------
1 Year                                         1 Year
---------------------------------------------------------------------------------------------
3 Years                                        3 Years
---------------------------------------------------------------------------------------------
5 Years                                        5 Years
---------------------------------------------------------------------------------------------
10 Years                                       10 Years
---------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund maintains at least 80% of its investments in a portfolio of obligations issued by or on behalf of Texas, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal income taxes.

90% of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or are of comparable quality as determined by the fund's investment manager. Up to 10% of the fund's net assets may be invested without regard to this limitation.

                          KEMPER TEXAS TAX-FREE INCOME FUND

While not a principal strategy, the fund may also invest in bonds subject to both the individual and corporate alternative minimum tax, may utilize financial futures contracts and options, may hold cash and other temporary investments such as repurchase agreements, and may purchase insurance on the securities in the fund's portfolio.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

The State's economy has become more diversified since the oil-induced recession of the mid-1980s and now closely matches the national economy in terms of employment composition. Direct mining employment in Texas declined from 4.8 percent of total in 1981 to 1.9 percent in 1997, drawing nearer the nation's .5 percent level. The State's employment growth rate has exceeded the national average each year since 1990. The service sector has been the largest source of growth due partly to relocation of several high-tech firms to the State. On an absolute basis, Texas was third among the states in terms of new jobs added between July 1996 and July 1997. Gross State Product growth outpaced the nation for calendar year 1996, growing by 3.2% as opposed to 2.4% for the nation.

Although the investment manager anticipates that most of the bonds in the Texas Fund will be revenue obligations or general obligations of local governments or authorities, rather than general obligations of the State of Texas itself, any circumstances that adversely affect the State's credit standing may also affect the market value of these other bonds held by the Texas Fund, either directly or indirectly, as a result of a dependency of local governments and other authorities upon State aid and reimbursement programs.

                        KEMPER TEXAS TAX-FREE INCOME FUND

Financial highlights

The tables below are intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).



To Be Updated

                               Investment Manager

The funds retain the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage their daily investment and business affairs subject to the policies established by the funds' Boards. Scudder Kemper Investments, Inc. actively manages the funds' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. They are one of the ten largest mutual fund companies in the U.S., managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Portfolio management

The following investment professionals are associated with the funds as indicated:

Kemper Intermediate Municipal Bond Fund

Name & Title          Joined the Fund      Background
-----------------------------------------------------------------------------------
M. Ashton Patton,     1998                 Joined  Scudder  Kemper  Investments in
Lead Portfolio                             1990. She began her  investment  career
Manager                                    in 1986.

Christopher J. Mier,  1989                 Joined  Scudder  Kemper  Investments in
Portfolio Manager                          1986.  He began his  investment  career
                                           in 1978.


Kemper Municipal Bond Fund

Kemper Florida Tax-Free Income Fund

Name & Title          Joined the Fund      Background
-----------------------------------------------------------------------------------
Christopher J. Mier,  1989                 Joined  Scudder  Kemper  Investments in
Lead Portfolio                             1986.  He began his  investment  career
Manager                                    in 1978.

Eleanor R. Brennan    1998                 Joined  Scudder  Kemper  Investments in
Portfolio Manager                          1996. She began her  investment  career
                                           in 1993.

                                       65

Kemper California Tax-Free Income Fund
Kemper New York Tax-Free Income Fund

Name & Title          Joined the Fund      Background
-----------------------------------------------------------------------------------
Christopher J. Mier,  1989                 Joined  Scudder  Kemper  Investments in
Lead Portfolio                             1986.  He began his  investment  career
Manager                                    in 1978.

Jeremy L. Ragus,      1998                 Joined  Scudder  Kemper  Investments in
Portfolio Manager                          1990.  He began his  investment  career
                                           in 1981.


Kemper Texas Tax-Free Income Fund

Name & Title          Joined the Fund      Background
-----------------------------------------------------------------------------------
Christopher J. Mier,  1989                 Joined  Scudder  Kemper  Investments in
Lead Portfolio                             1986.  He began his  investment  career
Manager                                    in 1978.


Kemper Ohio Tax-Free Income Fund

Name & Title          Joined the Fund      Responsibilities & Background
-----------------------------------------------------------------------------------
Christopher J. Mier,  1989                 Joined  Scudder  Kemper  Investments in
Lead Portfolio                             1986.  He began his  investment  career
Manager                                    in 1978.

Rebecca Wilson,       1998                 Joined  Scudder  Kemper  Investments in
Portfolio Manager                          1986. She began her  investment  career
                                           in 1986.

                                       66

Kemper Michigan Tax-Free Income Fund
Kemper New Jersey Tax-Free Income Fund

Name & Title          Joined the Fund      Background
-----------------------------------------------------------------------------------
Eleanor R. Brennan    1998                 Joined  Scudder  Kemper  Investments in
Lead Portfolio                             1996. She began her  investment  career
Manager                                    in 1993.

Christopher J.Mier,   1989                 Joined  Scudder  Kemper  Investments in
Portfolio Manager                          1986.  He began his  investment  career
                                           in 1978.


Kemper Pennsylvania Tax-Free Income Fund

Name & Title          Joined the Fund      Background
-----------------------------------------------------------------------------------
Phillip G. Condon     1998                 Joined  Scudder  Kemper  Investments in
                                           1983.  He began his  investment  career
                                           in 1983.

Rebecca Wilson,       1998                 Joined  Scudder  Kemper  Investments in
Portfolio Manager                          1986. She began her  investment  career
                                           in 1986.

 Year 2000 issue

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which a fund relies, which primarily includes those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the funds' business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a fund or on global markets or economies generally.

ABOUT YOUR INVESTMENT

Choosing a share class

Each fund provides investors with the option of purchasing shares in the following ways:

Class A Shares      Offered at net asset value plus a maximum  sales  charge of
                    4.5% (2.75% for Kemper Intermediate  Municipal Bond Fund)of
                    the  offering   price.   Reduced  sales  charges  apply  to
                    purchases of $100,000 or more.  Class A shares purchased at
                    net  asset  value  under  the  Large  Order  NAV   Purchase
                    Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales change if redeemed during the second year of purchase.

Class B Shares      Offered at net asset value  without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution and service fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class
                    A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares      Offered at net asset value  without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

Class I Shares      Offered  at net  asset  value.  There  is no  initial  sales
(Kemper Municipal   charge,  contingent  deferred  sales  charge  or Rule  12b-1
Bond Fund and       distribution fee.
Kemper Intermediate
Municipal Bond Fund
only)

When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares. Each class of shares represents interests in the same portfolio of investments of a fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Institutional investors in Kemper Municipal Bond and Kemper Intermediate Municipal Bond Funds will wish to select Class I shares. For more information about the these arrangements, consult your financial representative or the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Special features

Class A Shares -- Combined Purchases. Each fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors, Inc. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Exchange Privilege -- General. Shareholders of Class A, Class B, Class C and Class I shares may exchange their shares for shares of the corresponding class of Kemper Mutual Funds (and in the case of Class I shares, Zurich Money Market
Fund). Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy").

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Buying shares

Class A Shares

Public            Amount of Purchase            Sales Charge       Sales Charge
Offering Price.                                 as a % of          as a % of Net
Including Sales                                 Offering Price     Asset Value
                                                --------------     -------------
Charge

All Funds except Intermediate Municipal Fund

                   Less than $100,000             4.50%             4.71%
                   $100,000    but   less   than  3.50              3.63
                   $250,000
                   $250,000    but   less   than  2.60              2.67
                   $500,000
                   $500,000  but  less  than  $1  2.00              2.04
                   million
                   $1 million and over            0.00              0.00

All Funds except Intermediate Municipal Fund

                   Less than $100,000             2.75              2.83
                   $100,000    but   less   than  2.50              2.56
                   $250,000
                   $250,000    but   less   than  2.00              2.04
                   $500,000
                   $500,000  but  less  than  $1  1.50              1.52
                   million
                   $1 million and over            0.00              0.00

                **Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases   Class A shares of a fund may be purchased at net asset value by:

                o       shareholders   in  connection  with  the  investment  or
                        reinvestment of income and capital gain dividends

                o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees

                o any purchaser with Kemper Funds investment totals of at least $1,000,000

                o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs

                o       officers,  trustees,  directors,   employees  (including
                        retirees) and sales representatives of a fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families

                o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm

                o       registered     representatives    and    employees    of
                        broker-dealers having selling group agreements with Kemper Distributors

                o officers, directors, and employees of service agents of the funds

                o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL)

                o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the funds pursuant to an agreement with Kemper Distributors or one of its affiliates

                o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, for themselves or members of their families

                o in connection with the acquisition of the assets of or merger or consolidation with another investment company

                o shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families

                o any trust, pension, profit-sharing or other benefit plan for only such persons.

                o persons who purchase shares of the fund through Kemper Distributors as part of an automated billing and wage deduction program administered by RewardsPlus of America

                o through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by Kemper Distributors, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the funds

 Contingent       A  contingent  deferred  sales  charge  may  be  imposed  upon
 Deferred Sales   redemption of Class A shares  purchased  under the Large Order
 Charge           NAV  Purchase  Privilege  as follows:  1% if they are redeemed within one year of purchase and .50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.
                  The contingent deferred sales charge will be waived in the event of:

                o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

                o redemption of shares of a shareholder (including a registered joint owner) who has died

                o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

                o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district

                o       redemptions by employer sponsored employee benefit plans
                        using  the   subaccount   record   keeping  system  made
                        available through the Shareholder Service Agent

                o redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the commission applicable to such Large Order NAV Purchase

Rule 12b-1 Fee   None

Exchange        Class A shares may be exchanged for each other at their relative
Privilege       net asset  values.  Shares of Money Market Funds and Kemper Cash
                Reserves  Fund  acquired  by  purchase  (not  including   shares
                acquired by dividend reinvestment) are subject to the applicable sales charge on exchange

                Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed

Class B Shares

Public Offering Net asset value per share  without any sales  charge at the time
Price           of purchase
Contingent
Deferred Sales  A  contingent   deferred   sales  charge  may  be  imposed  upon
Charge          redemption  of  Class B  shares.  There is no such  charge  upon redemption of any share  appreciation  or reinvested  dividends.
                The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                 Year of Redemption First Second Third Fourth Fifth Sixth After Purchase:
                 ---------------------------------------------------------------
                 Contingent Deferred   4%    3%      3%     2%      2%     1%
                 Sales Charge:
                 ---------------------------------------------------------------
                 The contingent deferred sales charge will be waived:

                o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts)

                o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2

                o for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below)

                o in the event of the total disability (as evidenced by a determination by the federal Social Security
                        Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

                o in the event of the death of the shareholder (including a registered joint owner)

                The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent:

                o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege)

                o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a fund

                o redemptions in connection with distributions qualifying under the hardship provisions of the Code

                o redemptions representing returns of excess contributions to such plans

Rule 12b-1 Fee   0.75%

Conversion      Class B shares of a fund will  automatically  convert to Class A
Feature         shares of the same fund six years after issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange        Class B shares of a fund and Class B shares of most Kemper Funds
Privilege       may be  exchanged  for each  other at their  relative  net asset values without a contingent deferred sales charge.

Class C Shares

Public Offering Net asset value per share  without any sales  charge at the time
Price           of purchase

Contingent      A  contingent  deferred  sales  charge of 1% may be imposed upon
Deferred        redemption  of  Class  C  shares  redeemed  within  one  year of
Sales  Charge   purchase.  The charge  will not be imposed  upon  redemption  of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                o redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457

                o redemptions by employer sponsored employee benefit plans (or their participants) using the subaccount record keeping system made available through the Shareholder Service Agent

                o redemption of shares of a shareholder (including a registered joint owner) who has died

                o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

                o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

                o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly

                o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly

Rule 12b-1Fee   0.75%

Conversion      None
Feature

Exchange        Class C shares of a fund and Class C shares of most Kemper Funds
Privilege       may be  exchanged  for each  other at their  relative  net asset values. Class C shares may be exchanged without a contingent deferred sales charge.

Class I Shares (Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund only)

Public Offering Net asset value per share  without any sales  charge at the time
Price           of  purchase.   Class  I  shares  are   available  for  purchase
                exclusively by the following investors:

                o       tax-exempt   retirement   plans  of   Kemper   Financial
                        Services, Inc. and its affiliates

                o the following investment advisory clients of Kemper Financial Services, Inc and its investment advisory affiliates (including Kemper Asset Management Company) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., , Share certificates are not available for Class I shares.

Contingent      None
Deferred
Sales Charge
Rule 12b-1      None
Fee

Conversion      None
Feature

Exchange        Class I shares of a fund and Class I shares of most Kemper Funds
Privilege       and Zurich Money Market Fund may be exchanged  for each other at their relative net asset values. Class I shares may be exchanged without a contingent deferred sales charge.

Selling and exchanging shares

General

Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Repurchases (confirmed redemptions)

A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to Kemper Distributors, which each fund has authorized to act as its agent. There is no charge by Kemper Distributors with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time.

Distributions and taxes

Dividends and capital gains distributions

The funds declare daily dividends from net investment income. Net investment income consists of all interest income earned on portfolio assets less all fund expenses. Income dividends are distributed monthly and dividends of net realized capital gains are distributed annually.

Dividends are calculated in the same manner, at the same time and on the same day for each class of shares. The level of income dividends varies from one class to another based on the class' fees and expenses.

Income and capital gain dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive  income and capital gain  dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to the Shareholder Service Agent, you may choose to have dividends of a fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Taxes

Generally, income dividends which represent interest received from municipal securities is not taxable to shareholders. Dividends representing taxable net investment income, if any, and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Net interest from portfolio holdings in "private activity bonds" may be subject to taxes. The tax exemption of fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable as if paid on December 31 of the calendar year in which they were declared.

The exchange of fund shares will be treated as a sale, and any gain on fund shares when sold may be subject to federal income tax. A capital gains distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the distribution and, although in effect a return of capital, will be taxable to the shareholder. The funds send you detailed tax information about the amount and type of distributions by January 31of the following year.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the funds as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4 p.m. eastern time, on each day the NYSE is open for trading. Market prices, independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics are used to determine the value of the funds' assets. When reliable market quotations are unavailable, a fund may use procedures established by its Board.

The net asset value per share of each fund is the value of one share and is determined separately for each class by dividing the value of a fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a fund will generally be lower than that of the Class A shares of the fund because of the higher annual expenses borne by the Class B and Class C shares.

Processing time

All requests to buy and sell shares that are received in good order by the funds' transfer agent by the close of regular trading on the NYSE are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the funds' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain one from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The funds and their transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. The funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than the funds' transfer agent, Kemper Distributors), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The funds reserve the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Rule 12b-1 plan

Each fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by the transfer agent to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

Additional  information  about  the  funds  may be  found  in the  Statement  of
Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

   -----------------------------------------------------------------------------
   By Phone:                             In Person:
   -----------------------------------------------------------------------------
   Call Kemper at:                       Public Reference Room
   1-800-621-1048                        Securities and Exchange Commission,
                                         Washington, D.C.
                                         (Call 1-800-SEC-0330
                                         for more information).
   -----------------------------------------------------------------------------
   By Mail:                              By Internet:
   -----------------------------------------------------------------------------
   Kemper Distributors, Inc.             http://www.sec.gov
   222 South Riverside Plaza             http://www.kemper.com
   Chicago, IL  60606-5808

   or

   Public Reference Section, Securities
   and Exchange Commission, Washington,
   D.C. 20549-6009
   (a duplication fee is charged)
   -----------------------------------------------------------------------------


The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

   Investment Company Act file numbers:


      Kemper Intermediate Municipal Bond Fund  811-XXX      Kemper New Jersey Tax-Free Income Fund  811-XXX
                   Kemper Municipal Bond Fund  811-XXX        Kemper New York Tax-Free Income Fund  811-XXX
       Kemper California Tax-Free Income Fund  811-XXX            Kemper Ohio Tax-Free Income Fund  811-XXX
          Kemper Florida Tax-Free Income Fund  811-XXX    Kemper Pennsylvania Tax-Free Income Fund  811-XXX
         Kemper Michigan Tax-Free Income Fund  811-XXX           Kemper Texas Tax-Free Income Fund  811-XXX

Printed with SOYINK Printed on recycled paper                   xx-xx-xx (codes)

                    KEMPER TAX-FREE INCOME FUNDS
                 STATEMENT OF ADDITIONAL INFORMATION

                           January 1, 1999


     Kemper National Tax-Free Income Series ("National Trust"):
            Kemper Municipal Bond Fund ("Municipal Fund")
  Kemper Intermediate Municipal Bond Fund ("Intermediate Municipal
                               Fund")


        Kemper State Tax-Free Income Series ("State Trust"):
     Kemper California Tax-Free Income Fund ("California Fund")
        Kemper Florida Tax-Free Income Fund ("Florida Fund") Kemper Michigan Tax-Free Income Fund ("Michigan Fund")
     Kemper New Jersey Tax-Free Income Fund ("New Jersey Fund")
       Kemper New York Tax-Free Income Fund ("New York Fund")
           Kemper Ohio Tax-Free Income Fund ("Ohio Fund")
   Kemper Pennsylvania Tax-Free Income Fund ("Pennsylvania Fund")
          Kemper Texas Tax-Free Income Fund ("Texas Fund")

         222 South Riverside Plaza, Chicago, Illinois 60606
                           1-800-621-1048

Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"); the National Trust and the State Trust that together offer a choice of ten investment portfolios ("Funds").


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for the Trusts. It should be read in conjunction with the combined prospectus of the Trusts dated January 1, 1999. The prospectus may be obtained without charge from the Trusts.


                          TABLE OF CONTENTS


INVESTMENTS............................................................2
INVESTMENT POLICIES AND TECHNIQUES.....................................9
INVESTMENT RESTRICTIONS.............................................. 15
DIVIDENDS AND TAXES...................................................20
PERFORMANCE...........................................................24
INVESTMENT MANAGER AND UNDERWRITER....................................65
PORTFOLIO TRANSACTIONS................................................83
PURCHASE, REPURCHASE AND REDEMPTION OF SHARES.........................84
OFFICERS AND TRUSTEES.................................................97
SHAREHOLDER RIGHTS...................................................107
APPENDIX -- RATINGS OF INVESTMENTS...................................118




The financial statements appearing in the Trusts' 1998 Annual Reports to Shareholders are incorporated herein by reference. The financial statements for the Fund for which this Statement of Additional Information is requested accompany this document.

INVESTMENTS


MUNICIPAL SECURITIES. The yields on Municipal Securities are dependent on a variety of factors, including general money market conditions, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Services, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff") represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while Municipal Securities of the same maturity and coupon with different ratings may have the same yield.


The Funds may invest in tax-exempt leases. A tax-exempt lease is an obligation, often a lease purchase or installment contract, pursuant to which a governmental user of a capital asset, such as an item of equipment, agrees to make payments of the purchase price plus interest over a period of years, normally with the right to purchase the asset at the termination of the lease for a nominal amount. Tax-exempt leases normally have a term of only two to seven years, a relatively short period of time, and often have a higher interest rate than tax-exempt investments of a comparable term. Currently, it is anticipated that not more than 5% of the net assets of a Fund will be invested in tax-exempt leases during the coming year.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

The National Funds do not intend to invest more than 25% of their total assets in any one state.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

SPECIAL RISK FACTORS. The following information as to certain risk factors is given to investors because each State Fund concentrates its investments in Municipal Securities (as defined in the prospectus) of a particular state. Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of state issuers. Investors should remember that rating agencies do change ratings periodically so that ratings mentioned here may have changed.

California Fund. In recent years, California voters have approved a number of changes to the State constitution that have limited the ability of State and local issuers to raise revenues and adjust appropriations.


In 1978, California voters approved Proposition 13 which added Article XIII A to the California Constitution. Article XIII A changed the definition of assessed property value and placed restrictions on a taxing entity's ability to increase real property taxes. In 1979, voters also approved Proposition 4, the so-called Gann Initiative, which added Article XIII B to the California Constitution. The purpose of Article XIII B was to limit the annual appropriations of the State and any local government unit to the level of appropriations for the prior year, as adjusted for changes in cost of living, population and services required.
Article XIII B also specified that debt service obligations incurred prior to January 1, 1979 were excluded from the appropriations limits.

In the general elections of 1986, 1988, 1990 and 1996, California voters approved various measures that amended Article XIII A and XIII B and added
Article XIII C and XIII D to the State Constitution. Propositions 58 and 60 clarified the definitions of "purchased property" and "change of ownership" found in Article XIII A. Proposition 98, in addition to guaranteeing a percent of State funding for public schools, modified Article XIII B to permit excess State revenues to be transferred to public schools and community colleges rather than returned to taxpayers. Proposition 111 amended Article XIII B to ease restrictions on certain expenditure categories in calculating the annual appropriation ceiling. Article XIII C and XIII D place additional requirements on revenue raising abilities of local government units. Finally, on November 5, 1996, California voters approved Proposition 218, called the "Right to Vote on Taxes Act." This constitutional amendment restricts local governments' ability to raise or extend taxes without voter consent, places restrictions on the



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

ability to charge certain fees and assessments, and makes it easier for voters to use the initiative process to reduce or repeal existing taxes.

Future voter initiatives, if proposed and adopted, could further modify Articles XIII A, XIII B, XIII C, and XIII D and place increased pressures on the State and local entities' ability to raise revenue and adjust appropriations.

California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high technology, trade entertainment, tourism, construction and services. Total State gross domestic product of about $1.0 trillion in 1996 was larger than all but six nations in the world.

After suffering a severe recession in the early 1990s, California's economy has experienced a steady recovery since 1994. This expansion has helped create a larger number of jobs that now exceed the number lost during the recession. The strongest growth has been in export-related industries, business services, electronics, entertainment and tourism. Current employment and personal income growth rates exceed the national average. A recent economic forecast by the UCLA Business Forecasting Project predicts that California's employment growth rate will continue to outpace the nation through the year 2000.

The strengthening economy has had a generally positive impact on State finances. The State has achieved five consecutive years of operating surplus. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrants on April 25, 1996, and restore the State to a normal cash flow borrowing cycle. The State's estimated ending General Fund balance for FY97-98 is $__ million (modified accrual basis).

California's economic and financial improvement prompted the three major rating agencies to raise the State's general obligation bond rating in 1996. In October 1998, Fitch Investors Service raised the State's rating to __. The current ratings are __.


Recent State budgets have included large cuts in local government transfer payments. These reductions may cause deterioration in local issuer financial performance and result in a reduced bond rating for certain local government issuers.

On December 6, 1994, Orange County, California filed for bankruptcy protection under Chapter 9 of the United States Bankruptcy Code. A Plan of Adjustment was confirmed and successfully implemented in June 1996.

Florida Fund. In 1992, Florida voters approved a constitutional amendment referred to as "Save Our Homes." This amendment limits ad valorem taxes on homestead properties and restricts the ability of taxing entities to increase real property taxes. While property taxes levied for payment of debt service are not restricted by the limitation, the overall creditworthiness of the governmental entity may be adversely affected. Taxing entities consisting primarily of residential areas, particularly school districts, and those entities close to their tax rate limitations are most likely to be adversely affected.

Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Although Florida does not currently impose an individual income tax, it does impose a corporate income tax that is allocable to the State, in addition to an ad valorem tax on intangible personal property and sales and use taxes. These taxes are a major source of funds to meet Florida expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State, without recourse to any specific project.


Florida has experienced substantial population increases as a result of migration to Florida from other areas of the United States and from foreign countries which is expected to continue. Florida's growth was close to three times the national average during the 1980's. This pace fueled concerns about the need for resource management and conservation. Although growth has slowed recently to about twice the national 1% annual rate, it is expected to remain well above average for the indefinite future. According to the 1990 census report, Florida's population of 12.7 million was the fourth highest in the nation and 31% above 1980's 9.7 million, and it is expected to approach 15 million by 2000. It is anticipated that corresponding increases in State revenues will be necessary during this decade to meet increased burdens on the various public and social services provided by Florida.

Florida's ability to meet the needs of its population will depend in part upon its ability to foster business and economic growth. Florida's economy picked up in 1993, partly due to the rebuilding following Hurricane Andrew (discussed below) and to some resurgence in the nationwide economy. Real gross state product grew 4.1% in 1995, down from 4.9% in 1994. Employment numbers reflect the improved economic picture in the State. The unemployment rate for 1996 was 5.1%, after peaking at 8.2% in 1992. The unemployment rate has stabilized at __% for 1998. Commercial construction remained weak while residential construction improved. Construction has shifted to lower-valued multi-family units rather than the higher priced single-family homes. International trade continues to grow in southern Florida, and almost 10% of the state's workforce are directly or indirectly involved in foreign trade. Florida also continues to experience employment gains in the technology-based industry, the light manufacturing industry and the service sector. Service industry payrolls grew by 109,000 jobs in fiscal year 1994-1995. This growth rate is expected to stabilize over the next several years. Healthcare jobs are forecasted to be a large contributor to the increase in service industry jobs. The largest contributor is business services. This growth continues to diversify and better position Florida's overall economy, which was previously dominated by agriculture and tourism. Tourism remains a major industry in the state and accounts for 11% of Florida's economy. The number of visitors to the state had steadily grown; however, in 1991 the number had dropped for the first time. Visitors have steadily increased since then and the state is expecting an increase of __% for 1998. The number of visitors to the state in 1996 reached a record level of 43 million. Latin Americans have become an increasingly larger portion of the number of visitors to the state. The tourism industry directly employs about 900,000 people and generates $33 billion in taxable spending. Florida's future economic and business growth could be restricted by the natural limitations of available environmental resources and the ability to finance adequate public facilities such as roads and schools.

In August 1992, Hurricane Andrew, the costliest natural disaster in Florida's history, hit Southern Dade County. Hurricane Andrew was very localized and hurt primarily Southern Dade County including wiping out the City of Homestead. There have been no adverse credit implications from the Hurricane for local governmental units or the State. The Hurricane has actually had an economic stimulating effect on Dade County and some surrounding areas as disaster aid and insurance refunds are received. Construction of homes and purchases of large items has boomed. The boom in construction and large ticket purchases has led to higher employment levels as well as increased sales tax receipts, the largest revenue source for the State of Florida. In December 1993, the State Legislature established the Hurricane Andrew Recovery and Rebuilding Trust Fund funded from transfers from Sales Tax Collections attributed to Hurricane Andrew. These funds are earmarked for Dade County.

Despite Florida's rapid growth and recent acceleration in debt financing, the State's debt burden remains lower than that of other large population states. Net debt payable from state revenues is $__ per capita.

Fiscal year 1998 has benefitted from a continued strong economy. The corporate income tax and the sales tax have consistently outpaced budgeted amounts. An additional $280 million has been added to the year's total revenues during the month of October.

The State's economy should continue to benefit from good population growth, economic diversification and an increase in foreign trade. These positive economic factors combined with the State's moderate debt burden suggest a certain level of stability in the State's credit outlook.

As of December __, 1998, the State's general obligation debt was rated __ by Moody's and __ by S&P.

Michigan Fund. The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The transportation equipment sector still dominates manufacturing jobs at __% of the total. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's workforce. This figure fell to 17.1% for the first 11 months of 199. However, such manufacturing continues to be an important part of the State's economy. This particular industry is highly cyclical, which adversely affects the revenue streams of the State and its political subdivisions because it adversely impacts tax sources, particularly sales taxes.

Michigan is a large exporter state. It mainly exports to Canada and Mexico. With the passage of NAFTA, concerns were raised about its effect upon the State's manufacturing base; but there has been little noticeable effect. Exports of automobiles declined slightly, but this resulted more from the number of new auto plants located outside of Michigan than from NAFTA. The State ended 1993 with the highest employment level in fifteen years. The unemployment rate for 1993 was 7.0% compared to 8.8% and 9.2% for 1992 and 1991, respectively. The 1994 unemployment rate was 5.9% and a record low rates were achieved throughout 1995, reflecting the continued improvement in Michigan's economy, particularly the auto industry. The rate in 1998 was __.

The State's financial position has improved in the last year because of greater than anticipated revenues. Michigan's economy has continued to strengthen due to the automotive industry. It had to do major maneuvering in fiscal years 1991 through 1993 to balance the books. The State used accounting changes, expenditure reductions (hiring freeze, reduction in public aid) and delayed payments to local governments to balance the budget. The State eliminated a structural deficit in fiscal year 1992 and began 1993 with limited reserves. Due to continued cost cutting efforts and greater than anticipated revenues from the better than expected economic growth, fiscal year 1993 ended with a $312 million surplus compared to $1.8 billion deficit from 1991. Fiscal year 1994 saw similar results, and the strong revenue growth continued in fiscal year 1995. The State's Rainy Day Fund contained $1 billion, or 6.7% of the General and School Aid Funds at the conclusion of fiscal 1995. The State forecast underlying revenue growth for fiscal year 1995 of 6%. The 1996 fiscal year budget was based on a conservative revenue growth rate of 4.7%. Fiscal 1997 ended with a modest operating surplus of __. The fiscal 1998 budget is premised upon conservative revenue growth assumptions.

At the present time the State does not levy any ad valorem taxes on real or tangible personal property. In addition, the State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments. On May 1, 1992, the Governor signed into law a bill relating to the manner by which property taxes are assessed in Michigan. The bill required, among other things, that 1992 real property tax assessments remain at 1991 assessment levels, subject to certain adjustments. Two proposals relating to property tax reform and to amend the State Constitution appeared on the ballot for the November 1992 general election and were defeated, and a third proposal was rejected at a special election held June 2, 1992. In addition to the foregoing, several other proposals for property tax reform in Michigan have been suggested and may again be submitted to the electors at future elections. On July 21, 1993, the Michigan State Legislature passed Senate Bill 1 and the Governor signed the Bill into law on August 19, 1993. Senate Bill 1, which upon passage became Act 145 of the Michigan Public Acts of 1993 ("Act 145"), is the latest development in a long-term effort by the State and its electorate to modify the local ad valorem property tax system. The law significantly affects financing of K-12 school operations beginning with July 1, 1994 tax levies. Act 145 exempts all property in the State of Michigan from millage levied for local school and intermediate school district operating purposes. Millage levied for community colleges and millage levied for voter-approved general obligation debt are not encompassed within the exemption. Act 145 did not contain a method for replacing revenues lost by these exemptions or provide for other means of financing public education. In December 1993, the Michigan Legislature proposed a school funding program that included two funding mechanisms. The initial funding program was to be voted on by the electorate at an election that was held on March 15, 1994 and an alternative funding program that would automatically go into effect should the initial program fail to be approved. On March 15, 1994 the initial funding program was approved by the voters and became effective July 1, 1994. The new funding program included an increase in the state sales tax to 6 cents from 4 cents, a 2% real estate transfer tax, a six mill property tax levied by the State on all property and an eighteen mill property tax on commercial property, an interstate phone charge, an increase in the cigarette tax, and additional revenue generated from the implementation of Keno. In exchange for the implementation of the property tax and increased taxes, the State's income tax was decreased to 4.4% from 4.6%. The full effect of the change in the revenue structure for financing K-12 public education has not been realized at either the local or state level. Depending upon its effect on the State's finances, and as the funding for education matures the State's method of financing public education may be altered.

As of December, 1998, the State's general obligation bonds are rated __ by Moody's, __ by Standard & Poor's and __ by Fitch.

New Jersey Fund. New Jersey is the ninth most populous state in the nation. Per capita income in 1993 was the second highest of the states and 129% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the unemployment rates for New Jersey and the nation during the first quarter of 199__ were __% and __%, respectively.

New Jersey has a complicated debt structure. The State has $__ billion in G.O. debt outstanding, nearly $__ billion in appropriation backed debt, and another $__ billion in other tax-supported debt. Net tax-supported debt per capita is $__, or twice the median and __ in the nation. Net tax-supported debt represents __% of personal income, __% above the median and __ in the nation.

On a Generally Accepted Accounting Principles ("GAAP") basis, New Jersey has achieved a surplus in each of the last three fiscal years, increasing its fund balance to a large __ of expenditures. On a budgetary basis, the State has purposely drawn down the undesignated General Fund fund balance in recent years. Even so, at the end of fiscal year 1994, the undesignated fund balance was 6% of expenditures on a GAAP basis. Preliminary numbers for fiscal year 199__ indicate a modest budgetary deficit, smaller than planned; the GAAP results cannot be predicted yet. The fiscal year 199__ budget substantially reduces the reliance on one-shots, and assumes a slower economy than in 1995. The budget has been well received by the rating agencies.


The New Jersey Constitution provides, in part, that no money shall be drawn from the State treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.


The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either five percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds five percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than five percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to five percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to this limitation are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.


State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding bonds, except for refunding purposes and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years.


As of October, 1998, the State's general obligation ratings were __ by Moody's, __ by Standard & Poor's and __ by Fitch.

New York Fund. With a population of 18 million, New York ranks third in population among the fifty states. According to the census, New York gained 2.5% in population between 1980 and 1990 after a loss of 3.7% in the prior decade. New York City accounts for about 40% of the State's population. New York ranks fourth in the nation in personal income; in 1990, per capita personal income was 120% of the national average. Employment peaked in 1989 at 8.2 million, and declined 425,000 between 1989 and 1992. This was the most severe job loss since recordkeeping began in 1939. Since then, the State has gained back about __ private sector jobs, while government employment declined by __. Employment distribution is similar to that of the nation as a whole, except for a higher concentration in Finance, Insurance and Real Estate (9.4% versus 6.0%
nationally), and a lower concentration in manufacturing (12.7% versus 16.2% nationally). Unemployment is historically more cyclical than for the United States as a whole, with lower unemployment in good times and higher unemployment in bad. Since 1991, New York unemployment has exceeded the U.S. average.

The State's financial performance has weakened since fiscal year 1994. In 1995 the legislature approved tax reductions that made achieving a balanced budget in fiscal year 1996 more difficult. The State still has an accumulated deficit in its General Fund equal to __% of expenditures.

Numerous bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, other contractual obligations or moral obligation provisions. As of October 6, 199__, the principal amount of New York State general obligation bonds outstanding was $__ billion and the principal amount of state-guaranteed, lease-purchase debt and other tax-supported bonds outstanding was $__ billion.


Between fiscal year 1992 and fiscal year 1994, New York materially improved its finances. At the end of fiscal year 1991, the accumulated General Fund deficit exceeded $6 billion on a GAAP basis. There followed three consecutive surpluses, which, combined with LGAC financing, reduced the deficit to $1.6 billion.

The State's fiscal year 1996 budget projected disbursements $344 million lower than disbursements in fiscal year 1995. This was the first absolute year-over-year decline in General Fund disbursements in more than fifty years. Total State spending (exclusive of federal pass-throughs) is projected to increase 2 1/2%. After deferring planned reductions for six years, the first phase of a planned three year, 20% income tax cut occurred in 1996.

Certain State agencies, such as the New York State Urban Development Corporation ("UDC"), the Battery Park City Authority and the Housing Finance Agency ("HFA") are dependent upon State legislative appropriations in order to meet their bond obligations. In February, 1975, UDC defaulted on $1 billion of its short-term notes and the State appropriated amounts to cure the default. HFA has a $__ million mortgage on the Co-op City Project located in New York City. Co-op City has had difficulties in meeting its mortgage payments to HFA owing to rent strikes by tenants, disputes with the City of New York and other factors. Yonkers and Buffalo have also experienced financial difficulties, which have required State appropriations to meet the financial obligations of both cities. In the case of Yonkers, a State agency that has been monitoring finances since 1984 took control of all City spending in view of court fines and financial problems resulting from Yonkers' refusal and delay in implementing a Court ordered desegregation plan. In addition, counties and other localities on Long Island have financial problems, including those relating to the Long Island Lighting Company's construction of its Shoreham nuclear power facility, that could lead to requests for additional State assistance.


In 1975, New York City (the "City") suffered several financial crises. To help New York City out of its financial difficulties, the State legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC has the authority to issue bonds and notes and pay or lend the proceeds to the City. MAC also has the authority to exchange its obligations for City obligations. MAC bonds are payable out of certain State sales and use taxes imposed within the City, State stock transfer taxes and per capita State aid to the City. The State is not, however, obligated to continue these taxes, nor to continue appropriating revenues from these taxes, nor to continue the appropriation of per capita State aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either the City or the State.


Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 its financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City was required to submit annually to the Control Board a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with generally accepted accounting principles. Although the Control Board's powers of prior approval were suspended effective June 30, 1986 because the City had satisfied certain statutory conditions, the City continues to submit four year plans to the Control Board for its review. The City completed fiscal year 1995 with a balanced budget.

In March 1990, S&P lowered its rating of New York State's general obligation debt from AA- to A. In addition, S&P and Moody's lowered their ratings of New York State's short-term notes from SP-1+ to SP-1 and from MIG-1 to MIG-2, respectively. In February 1991, Moody's lowered its rating of New York City's general obligation debt from A to BAA1. In January 1992, Moody's lowered its rating of New York State legislative appropriations bonds from A to Baa1 and S&P lowered its rating of New York State legislative appropriations bonds from BBB+ to BBB and of New York State general obligation bonds from A to A-. As of December, 1998 New York City's general obligation debt are rated __. As of October, 1998, general obligation bonds of the State of New York are rated __ and __ by Moody's and S&P, respectively.

Ohio Fund. At one time, manufacturing dominated Ohio's economy. This concentration left the State vulnerable to cyclical economic fluctuation. Ohio's economy has been growing and diversifying as employment has shifted into services, trade, finance, insurance, and real estate. Most components of the economy have closely mirrored that of the nation. Between 1981 and 1988, Ohio lost more than 129,000 manufacturing jobs while gaining 417,000 services and trade jobs. Manufacturing, however, still accounts for a disproportionately large share of employment in the State, comprising 21% of all nonfarm jobs versus the U.S. average of 16%. Unemployment rates, down sharply from the 1982 recessionary peak of 12.5%, have gradually declined and have been in line or below the national average. Ohio is ranked 22nd among states for per capita personal income.


Pursuant to its constitution, Ohio is precluded from ending a fiscal year or biennium in a deficit position. In fact, the Governor has the power to issue orders to state agencies to reduce expenditures, if necessary, to avoid encumbering a deficit.


Assisted by its stronger economy, Ohio's financial position improved through the 1980s although the recent recession, as with the rest of the nation, had a negative effect upon revenue sources. Following a period of troublesome fiscal operations in the early 1980s, the State established and began contributing to a separate Budget Stabilization Fund. The purpose of this fund is to provide a cushion against the financial impact of an unforeseen economic event. With continued contributions, the Budget Stabilization Fund is expected to be maintained at $300 million or higher. The 1997 fiscal year-end General Revenue Fund balance was $__ billion, or __% of operating revenue, up from $__ million the year before. Of this, approximately $__ million is in the Budget Stabilization Fund. Fiscal 1998 is expected to end with another operating surplus in the General Fund. The State balanced the 1996-97 budget without the use of reserves.

Ohio generally follows conservative debt policies. The majority of outstanding debt is appropriation-backed. Although debt has been increasing and current ratios are about average, bonds have rapid retirement schedules. The State's voters, in November 1995, approved a $1.2 billion general obligation debt for public intrastructure improvements and highway projects. The debt is expected to be issued over the next 10 to 15 years.

As of October __, 1998, Ohio's general obligation bonds were rated __ by Moody's and __ by S&P.

Pennsylvania Fund. Pennsylvania is the fifth largest state in terms of population. Pennsylvania's resource base has remained stable during the past two decades. The Census Bureau estimates that the Commonwealth's population increased 1.6% between 1990 and 1995 to 12.1 million people. This is positive news after the Commonwealth's population increased a slight 0.1% during the 1980's to 11,882,000 in 1990 from 11,864,000 in 1980. Pennsylvania is a highly urbanized state with approximately 85% of its population residing in metropolitan areas. Similar to national trends, the Commonwealth's central cities have lost population to the outlying areas. Pittsburgh and Philadelphia contain approximately 50% of the Commonwealth's population. Pittsburgh and Philadelphia lost population while their metropolitan areas experienced a total gain. Philadelphia's population decreased 6% during the 1980's while Pittsburgh's declined 12.8%.

Pennsylvania's large population base provides the sixth largest workforce in the U.S. The economic activity in the Commonwealth has traditionally centered around manufacturing and mining, particularly steel and coal. The 1980's saw Pennsylvania diversify the economic base away from the traditional manufacturing and mining industries into the service industry. Manufacturing employment as a percent of total employment declined from 22% in 1986 to 19% in 1991 and has fallen slightly further to 18.4% in 1993. Manufacturing employment continues to experience some decline although the overall percentage has remained stable during 1994. Employment in the service industries continues to offset any decline in manufacturing. Service employment increased to 29.9% of total employment in 1994 compared to 25% in 1986.

The Commonwealth has been able to favorably improve its financial position since a financial crisis in 1991. The Commonwealth faced a $1.1 billion deficit in 1991 following a severe recession and a correspondent decline in revenues. Following a major budgetary revision package in 1992 and improved economic activity the Commonwealth has turned its financial position around and ended fiscal year 1994 with a General Fund unreserved balance of $329 million. The Governor has put into place several tax reductions which have caused a reduction in base revenues for the Commonwealth. The corporate income tax rate was reduced from 12.25% to 9.99% over the past three years. The Commonwealth has been able to maintain growth in expenditures to only 5% since 1993. This reduction has helped the Commonwealth maintain a satisfactory financial position despite the loss in revenues. The Commonwealth had ended fiscal year 1996 with a General Fund balance of $240 million, fiscal year 1997 with a balance of $430 million, and fiscal year 1998 with a balance of __ million. This is reflective of the continued economic growth and budgetary constraints the Commonwealth has instituted. The Commonwealth now has a balance of $__ million in the Rainy Day Fund.

As of November 19, 1998, all outstanding general obligation bonds of the Commonwealth of Pennsylvania were rated __- by S&P and __ by Moody's. Local municipalities issuing Pennsylvania municipal securities, although impacted in general by the economic condition of the Commonwealth, have credit ratings that are determined with reference to the economic condition of such local municipalities. For example, as of November 19, 1998, the ratings on the long-term obligations of the City of Philadelphia (the "City") supported by payments from the City's General Fund were rated __ by Moody's and __ by S&P.

Texas Fund. On a cash basis, Texas' general revenue fund posted an operating surplus during fiscal year 1997 and the cash balance as of the end of May 1998 was in excess of $__ billion. Sales tax revenues continue to be the dominant revenue stream to the State's general operating fund and on a year over year basis have increased by __% as of May, 1998. The growth can be attributed to a growing economy, albeit at a slower pace than in fiscal year 1995. The majority of the expenses in the State's general operating fund are health, human services and education.

The debt burden of the State is low compared to other states. The debt issued going forward will be to finance capital projects. The State's goal going forward is to finance self supporting projects, which will not affect General Fund operations. The State has utilized a number of commercial paper borrowings to smooth out cash flows during the fiscal year and will continue to do so going forward.

The State has no personal or corporate income tax currently. In November 1993 legislation was approved by the voters requiring voter approval to implement a personal income tax. Corporations pay a corporate franchise tax based on the amount of the corporation's capital and "earned surplus" which includes corporate net income and officers' and directors' compensation (__% fiscal year 1998 General Fund revenues). The State constitution prohibits the State from levying an ad valorem tax on property for general revenue purposes. The State constitution also limits the rate of growth of appropriations from tax revenues not dedicated by the constitution during any biennium, to the estimated rate of growth for the State's economy. The legislature may avoid the constitutional limitation if it finds, by majority vote of both houses, that an emergency exists. The State constitution authorizes the Legislature to provide by law for the implementation of this restriction; and the legislature, pursuant to such authorization, has defined the estimated rate of growth in the State's economy to mean the estimated increase in personal income for the State.

The State's economy should continue to benefit from increased employment and industry diversification, job growth, expanded trade with Mexico through NAFTA, and a modest debt burden. As of October 23, 1998, the State's general obligation debt was rated __ by Moody's, __ by S&P and __ by Fitch.


INVESTMENT POLICIES AND TECHNIQUES



GENERAL. Each Fund may engage in futures, options and other derivatives transactions such as delayed delivery transactions in accordance with its investment objective and policies. Each Fund intends to engage in such transactions if it appears advantageous to the investment manager to do so, in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.


FINANCIAL FUTURES CONTRACTS. A Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin", to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's yield. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities being hedged depends upon such things as variations in speculative market demand for futures contracts and debt securities and differences between the securities being hedged and the securities underlying the futures contracts, e.g., interest rates, tax status, maturities and credit-worthiness of issuers. While interest rates on taxable securities generally move in the same direction as interest rates on Municipal Securities, there are frequently differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the Municipal Security being hedged than when using a financial futures contract on a Municipal Security or a Municipal Securities index. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.


A Fund may engage in financial futures transactions and may use index options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if a Fund owned long-term Municipal Securities and interest rates were expected to rise, it could sell futures contracts on a Municipal Securities Index. If interest rates did increase, the value of the Municipal Securities in a Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts. If on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term Municipal Securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on a Municipal Securities Index. Thus, a Fund could take advantage of the anticipated rise in the value of long-term Municipal Securities without actually buying them. The futures contracts and short-term Municipal Securities could then be liquidated and the cash proceeds used to buy long-term Municipal Securities.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures market could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If this should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities. The costs incurred in connection with futures transactions could reduce a Fund's yield.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.


OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.


OPTIONS ON SECURITIES. A Fund may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The ability to engage in options transactions enables a Fund to pursue its investment objective and also to hedge against market risks but is not intended for speculation.

A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or liquid securities ("eligible securities") to the extent required by applicable regulation. A Fund may write "covered" put options provided that as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security it does not own, but that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related securities is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Fund would like to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the securities, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.


During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option, minus the premium received.


OVER-THE-COUNTER OPTIONS. Each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the Trust's investment manager and verified in appropriate cases.


A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes, while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


The Trusts understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Each Trust's investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Trusts have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of a Fund's portfolio. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Board of Trustees of each Trust. The investment manager believes that such dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.


The Trusts anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. A Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.


DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives").
Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS-- OPTIONS, FUTURES AND OTHER DERIVATIVES. The principal risks of options, futures, and other derivative transactions are: (a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; and (e) the possible non-performance of the counter-party to the derivative contract.

CERTIFICATES OF PARTICIPATION. A Fund may purchase Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. Certificates of Participation may be variable rate or fixed rate. Because
Certificates of Participation are interests in Municipal Securities that are generally funded through government appropriations, they are subject to the risk that sufficient appropriations as to the timely payment of principal and interest on the underlying Municipal Securities may not be made. A Certificate of Participation may be backed by a guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Funds' investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the Funds' investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party.

ADVANCE REFUNDED BONDS. A Fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of U.S. Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A Fund may also purchase Municipal Securities that have been refunded prior to purchase by a Fund.

DELAYED DELIVERY TRANSACTIONS. A Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. Because a Fund is required to set aside cash or liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

When a Fund enters into a delayed delivery purchase, it becomes obligated to purchase securities and it has all the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.


In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities its holds, exceed its net assets.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

SPECIAL RISK FACTORS -- HIGH YIELD (HIGH RISK) BONDS. The Municipal Fund may invest up to 10% of its net assets in Municipal Securities that are in the lower rating categories (securities rated below the fourth category) or are unrated, and the Intermediate Municipal Fund and each State Fund may invest up to 10% of its net assets without regard to the limitation that Municipal Securities in which it invests be rated at the time of purchase within the four highest grades by an NRSRO or of comparable quality as determined by the Fund's investment manager. After a Fund has bought a security, its quality level may fall below the minimum required for purchase by the Fund. That would not require the Fund to sell the security, but the investment manager will consider such an event in determining whether a Fund should continue to hold the security in its portfolio.

These lower rated and non-rated fixed income securities are commonly referred to as "junk bonds" and are considered, on balance, to be predominantly speculative as to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and they generally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual issuer developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these assets. The characteristics of the rating categories are described under "Appendix -- Ratings of Investments."

ADDITIONAL INVESTMENT INFORMATION. A Fund, other than the Intermediate Municipal Fund, may take full advantage of the entire range of maturities of Municipal Securities and may adjust the average maturity of its investments from time to time, depending on the investment manager's assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. However, it is anticipated that, under normal market conditions, each such Fund will invest primarily in long-term Municipal
Securities (generally, maturities of ten years or more), except that the Intermediate Municipal Fund, under normal market conditions, will maintain a dollar weighted average portfolio maturity between 3 and 10 years.

A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, a Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities in anticipation of a decline in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of Municipal Securities or changes in the investment objectives of some investors. Frequency of portfolio turnover will not be a limiting factor should a Fund deem it desirable to purchase or sell securities. The difference in portfolio turnover rates between fiscal years 1994 and 1995 for the Florida and New York Funds was primarily due to two portfolio restructurings for each Fund in order to lengthen their durations in response to the interest rate environment. It is anticipated that, under normal circumstances, the portfolio turnover rate for the Michigan and New York Funds will not exceed 100%.

The National Funds and the California Fund will not borrow money except for temporary or emergency purposes (but not to purchase investments) and then only in an amount not to exceed 5% for the National Funds or 10% for the California Fund of net assets; or pledge its securities or receivables or transfer, assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby. Except for the California Fund, each State Fund will not borrow money except for temporary purposes (but not to purchase investments) and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests that otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings.


REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities that the Fund holds or intends to purchase.


TRUSTEES' POWER TO CHANGE OBJECTIVES AND POLICIES. Except as specifically stated to the contrary, the objectives and policies of the Funds may be changed by the Trustees without a vote of the shareholders.


INVESTMENT RESTRICTIONS

Certain fundamental investment restrictions have been adopted for each Fund which, together with the investment objective and policies of each Fund, cannot be changed for a Fund without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.


The Municipal Fund and the Intermediate Municipal Fund have elected to be classified as diversified series of an open-end investment company. The California Fund, the Florida Fund, the New York Fund and the Ohio Fund have elected to be classified as non-diversified series of an open-end investment company.


The Municipal Fund and the Intermediate Municipal Fund each may not, as a fundamental policy:


1.

2. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.

4. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time

5. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.

7.

8.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

9. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

10. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

11.  Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


The California Fund may not, as a fundamental policy:


1.

2. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.

4. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

5. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.

7.

8.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

9. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

10. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

11.  Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Florida Fund, the New York Fund, and the Ohio Fund each may not, as a fundamental policy:




1.

2. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

4. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.

6.

7. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

8.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

9. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

10.  Issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

11.

The Michigan Fund, the New Jersey Fund, the Pennsylvania Fund, and the Texas Fund, each may not, as a fundamental policy:

1. Make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

2. Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or of a state or its political subdivisions) if as a result of such purchase 25% or more of its total assets would be invested in any industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

3. Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

4. Borrow money except for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings. Reverse repurchase agreements are permitted within the limitations of this paragraph. The Fund will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

5. Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credit as may be necessary for the clearance of transactions; however, it may make margin deposits in connection with financial futures and options transactions.

6. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

7. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

8. Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

9. Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

10. Issue senior securities except as permitted under the Investment Company Act of 1940.

11. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. In the event a Fund acquires illiquid assets as a result of the exercise of a security interest relating to Municipal Securities, the Fund will dispose of such assets as promptly as possible. A Fund may invest more than 25% of its net assets in industrial development bonds. For purposes of diversification, identification of the issuer of a Municipal Security depends on the terms and conditions of the obligation. Each Fund considers the issuer to be the party with the primary financial obligation for the issue. The Funds did not borrow money as permitted by investment restriction number 4 for the Municipal, Intermediate Municipal, California, Michigan, New Jersey, Pennsylvania and Texas Funds Funds; number 3 for the Florida, New York, and Ohio Funds in the latest fiscal year. None of the Funds has any present intention of borrowing during the current year. Each Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:


1. Invest for the purpose of exercising control or management of another issuer.

2. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

Invest more than 15% of its net assets in illiquid securities.


The Municipal Fund and the Intermediate Municipal Fund have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. These Funds may not:

1. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credit as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

2. Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

3. Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

4. Make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The California Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. This Fund may not:

1. Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

2. Pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

3. Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

4. Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Florida Fund, New York Fund, and Ohio Fund have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. These Funds may not:

1. Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credit as may be necessary for the clearance of transactions; however, it may make margin deposits in connection with financial futures and options transactions.

2. Pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings.

3. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

4. Make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

Master/feeder fund structure. At special meetings of shareholders, a majority of the shareholders of the Funds approved a proposal which gives the Trust's Board of Trustees the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


DIVIDENDS AND TAXES

DIVIDENDS. All the net investment income of a Fund is declared daily as a dividend on shares for which the Fund has received payment. Net investment income of a Fund consists of all interest income earned on portfolio assets less all expenses of the Fund. Income dividends will be distributed monthly and dividends of net realized capital gains will be distributed annually.


The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A and Class I shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

A Fund may at any time vary the foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Trust determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

Income and capital gain dividends, if any, for a Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive both income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Purchase, Repurchase, and Redemption of Shares-- Special Features -- Class A Shares -- Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing a Fund's dividends in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Each Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shares have been held and whether received in cash or shares. Gains attributable to market discount on Municipal Securities acquired after April 30, 1993 are treated as ordinary income. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared by a Fund in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared for federal income tax purposes.

A Fund's options and futures transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities. For federal income tax purposes, a Fund is generally required to recognize its unrealized gains and losses at year end on financial futures contracts, options thereon, index options and listed options on debt securities. Any gain or loss recognized on such financial instruments is generally considered to be 60% long-term and 40% short-term without regard to the holding period of the contract or option.


A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. The gain or loss will be a capital gain or loss and will be long-term if the shares are held for a period of more than one year. Any loss on shares held six months or less will be a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the period the investor owns the shares. In the case of shareholders holding shares of a Fund for six months or less and subsequently selling those shares at a loss after receiving an exempt-interest dividend, the loss will be disallowed to the extent of the exempt-interest dividends received. However, the Secretary of the Treasury may issue regulations to shorten the required holding period from six months to 31 days.


A shareholder who has redeemed shares of a Fund or any Kemper Mutual Fund listed under "Purchase, Repurchase, and Redemption of Shares--Special Features -- Class A Shares -- Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of the other Kemper Mutual Funds within six months of the redemption. If the redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvestment shares, or
(b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvestment shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in that same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds held by the Funds or are "related persons" to such users; such persons should consult their tax advisers before investing in the Funds.


The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

A taxable dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a Fund are to be treated as interest on "private activity bonds" in proportion to the interest the Fund receives from private activity bonds, reduced by allowable deductions. For the 1997 calendar year, __%, __%, __%, __%, __%, __%, __%, __%, __% and __% of the net interest income of the Municipal, Intermediate Municipal, California, Florida, Michigan, New Jersey, New York, Ohio, Pennsylvania and Texas Funds, respectively, was derived from "private activity bonds."

Exempt-interest dividends, except to the extent of interest from "private activity bonds", are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from a Fund.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.

Municipal Fund. During the fiscal year ended September 30, 1998, __% of the income dividends paid by the Municipal Fund constituted tax-exempt dividends for federal income tax purposes.

Intermediate Municipal Fund. During the fiscal year ended September 30, 1998, __% of the income dividends paid by the Intermediate Municipal Fund constituted tax-exempt dividends for federal income tax purposes.

California Fund. Dividends paid by the California Fund, to the extent of interest received on California state and local government issues, will be exempt from California income taxes provided at least 50% of the total assets of the California Fund are invested in such issues at the close of each quarter in the taxable year. Any short-term and long-term capital gain dividends will be includable in California personal taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1998, __% of the income dividends paid by the California Fund constituted tax-exempt dividends for federal and California income tax purposes. Dividends paid by the California Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the California corporate franchise tax.

Florida Fund. Dividends paid by the Florida Fund, including capital gain distributions, to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to the Florida corporate income tax.

During the fiscal year ended August 31, 1998, __% of the income dividends paid by the Florida Fund constituted tax-exempt dividends for federal income tax purposes. Additionally, Florida imposes an "intangibles tax" at the rate of $2.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents. U.S. Government securities and Florida Municipal Securities are exempt from this intangibles tax. The Florida Fund has received a technical assistance advisement from the State of Florida Department of Revenue that if, on December 31 of any year, the Florida Fund's portfolio consists of both exempt and non-exempt assets, then only the portion of the value of the Florida Fund's shares attributable to U.S. Government securities will be exempt from the Florida intangibles tax payable in the following year. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund would be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year. On December 31, 1997, the Florida Fund's portfolio consisted solely of assets exempt from the intangibles tax.

Michigan Fund. Dividends paid by the Michigan Fund derived from interest income from obligations of Michigan, its political or governmental subdivisions or obligations of the U.S., its agencies, instrumentalities or possessions will be exempt from the Michigan personal income tax and Michigan Single Business Tax provided that at least 50% of the total assets of the Michigan Fund are invested in such issues at the end of each quarter. During the fiscal year ended August 31, 1998, __% of the income dividends paid by the Michigan Fund constituted tax-exempt dividends for federal and Michigan income tax purposes. Any short-term and long-term capital gain dividends will be includable in Michigan taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. Long-term capital gain dividends paid by the Fund will be taxable to entities subject to the Michigan Single Business Tax. Michigan also exempts from its intangible personal property tax obligations of Michigan, its political and governmental subdivisions and obligations of the U.S. and its possessions, agencies and instrumentalities. To the extent that the Fund's portfolio includes such exempt assets, the value of the Fund shares will also be exempt. Capital gain distributions from the Fund that are reinvested in additional shares are exempt from the intangibles taxes, whereas capital gain distributions paid in cash are taxable.

New Jersey Fund. Dividends paid by the New Jersey Fund will be exempt from New Jersey Gross Income Tax to the extent that the dividends are derived from interest on obligations of the State or its political subdivisions or authorities or on obligations issued by certain other government authorities or from capital gains from the disposition of such obligations, as long as the Fund meets certain investment and filing requirements necessary to establish and maintain its status as a "Qualified Investment Fund" in New Jersey. It is the Fund's intention to satisfy these requirements and maintain Qualified Investment Fund status. Given this status, capital gain distributions related to exempt assets and net gains derived from the sale of shares of the Fund will not be subject to the New Jersey Gross Income Tax. Dividends paid by the Fund derived from interest on non-exempt assets, and capital gain distributions related to such non-exempt assets will be subject to New Jersey Gross Income Tax. Dividends paid by the Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the New Jersey corporation business (franchise) tax. During the fiscal year ended August 31, 1998, __% of the income dividends paid by the New Jersey Fund constituted tax-exempt dividends for federal and New Jersey income tax purposes.

New York Fund. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Any short-term and long-term capital gain dividends will be includable in New York State and New York City taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1998, __% of the income dividends paid by the New York Fund constituted tax-exempt dividends for federal, New York State and New York City income tax purposes. Dividends paid by the New York Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.

Ohio Fund. Dividends paid by the Ohio Fund that are attributable to interest on, or gain from the sale, exchange or disposition of, Ohio Municipal Securities are not subject to the Ohio personal income tax, Ohio school district income taxes or Ohio municipal income taxes, and are not includable in the net income base of the Ohio corporate franchise tax. For the fiscal period ended August 31, 1998, __% of the income dividends paid by the Ohio Fund constituted tax-exempt dividends for federal income tax purposes.

Pennsylvania Fund. Dividends paid by the Pennsylvania Fund will be exempt from Pennsylvania income tax to the extent that the dividends are derived from interest on obligations of Pennsylvania, any public authority, commissions, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). During the fiscal year ended August 31, 1998, __% of the income dividends paid by the Pennsylvania Fund constituted tax-exempt dividends for federal and Pennsylvania income tax purposes. Any dividends of net short-term and long-term capital gain earned by the Fund are generally included in the Pennsylvania taxable income as dividend income and long-term capital gain respectively, and are taxed at ordinary income tax rates. Dividends paid by the Fund representing interest income on Pennsylvania Municipal Securities are also generally exempt from the Philadelphia School District Income Tax for residents of Philadelphia and from the intangibles tax for the City and School District of Pittsburgh for residents of Pittsburgh. Shareholders of the Fund who are subject to the Pennsylvania property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Fund consists of such exempt obligations on the annual assessment date of January 1.

Texas Fund. Currently, Texas does not impose any income tax on individuals, trusts or estates. During the fiscal year ended August 31, 1998, __% of the income dividends paid by the Texas Fund constituted tax-exempt dividends for federal income tax purposes. Dividends paid by the Texas Fund to corporate shareholders subject to the Texas corporate franchise tax, will be exempt to the extent of interest received from federal, state and local government issues.

General. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

The Trusts are required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for federal income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A and Class I shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the
"Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

 Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


PERFORMANCE


The Funds may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B, Class C and Class I shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the shares. A Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

A Fund's historical performance or return for a class of shares may be shown in the form of "yield," "tax equivalent yield," "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class. Scudder Kemper has waived or reduced its management fee and, in certain cases, absorbed certain operating expenses for some of the Funds for the periods and to the extent specified in the prospectus and this Statement of Additional Information. See "Investment Manager and Underwriter." Because of these waivers and expense absorptions, the performance results for such Funds may be shown with and without the effect of these waivers and expense absorptions. Performance results not giving effect to waivers and expense absorptions will be lower. Certain performance information set forth in this section for the New York Fund are for the predecessor of the New York Fund, also named "Kemper New York Tax-Free Income Fund." .

Yield is a measure of the net investment income per share earned by a Fund over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares (which is net asset value for Class B, Class C, and Class I) at the end of the period. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal income tax bracket for the Municipal Fund, the Intermediate Municipal Fund, the Florida Fund or the Texas Fund, in a stated combined federal and state income tax bracket for the California Fund, the Ohio Fund, the Michigan Fund, the New Jersey Fund and the Pennsylvania Fund, and in a stated combined federal, New York State and New York City income tax bracket for the New York Fund. The tax equivalent yield for the Florida Fund does not include the potential effect of an exemption from the Florida intangibles tax. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The yields are shown below based upon the one-month period ended September 30, 1998 for the Municipal and Intermediate Municipal Funds and August 31, 1998 for the State Funds.

                                          Class A Shares          Class B Shares     Class C Shares      Class I Shares
                                          --------------          --------------     --------------      --------------

Municipal Fund                            To be updated
Intermediate Municipal Fund
California Fund
Florida Fund
Michigan Fund
New Jersey Fund
New York Fund
Ohio Fund
Pennsylvania Fund
Texas Fund

A Fund's yield is computed by dividing the net investment income per share earned during the specified one-month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:



                    YIELD = 2 [ (a - b +1 )^6 - 1]
                                    cd

Where:
            A         =        dividends and interest earned during the period.
            B         =        expenses accrued for the period (net of
                               reimbursements).
            C         =        the average daily number of shares outstanding
                               during the period that were
                               entitled to receive dividends.
            D         =        the maximum  offering  price per share
                               on the last day of the period (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Trust follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Trust uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.


Each Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. The California Fund's, Michigan Fund's, New Jersey Fund's, New York Fund's, Ohio Fund's and Pennsylvania Fund's Class A shares' tax equivalent yield is computed by dividing that portion of the Fund's Class A shares' yield (computed as described above) that is tax-exempt by (one minus the stated combined federal, state and, if applicable, city income tax rate) and adding the result to that portion, if any, of the yield of the Class A shares of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below. The tax equivalent yields for the Municipal and Intermediate Municipal Funds for the one-month period ended September 30, 1998 and for the State Funds for the one-month period ended August 31, 1998 are set forth below.

Fund--Tax Type (Marginal Rate)                       Class A Shares   Class B Shares    Class C Shares   Class I Shares
------------------------------                       --------------   --------------    --------------   --------------

                                       26

Municipal -- Federal (37.1%)                          To be updated
Intermediate Municipal Fund -- Federal (37.1%)
California -- Combined (42.9%)
California -- Federal only (37.1%)
Florida -- Federal only (37.1%)
Michigan -- Combined (39.9%)
Michigan -- Federal only (37.1%)
New Jersey -- Combined (41.1%)
New Jersey -- Federal only (37.1%)
New York -- Combined (43.5%)
New York -- Federal only (37.1%)
Ohio -- Combined (41.2%)
Ohio  --  Federal  only (37.1%)
Pennsylvania  --  Combined (38.9%)
Pennsylvania -- Federal only (37.1%)
Texas -- Federal only (37.1%)



A Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures for various periods are set forth in the table below.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares would be reduced if such charge were included. Total return figures for various periods are set forth in the table below.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of a Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance figures are based upon historical results and are not necessarily representative of future performance. A Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund) of the offering price. Class B, Class C, and Class I shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of a Fund are redeemable at the then current net asset value of the Fund, which may be more or less than original cost.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Bond Index, and may also be compared to the performance of other fixed income, state municipal bond funds (as applicable) or general municipal bond mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return, and guaranteed principal and may be insured.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for a class of a Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Policies and Techniques -- Additional Investment Information," option writing can limit the potential for capital appreciation.

The figures below show performance information for various periods. Comparative information with respect to certain indices is also included. There are differences and similarities between the investments which a Fund may purchase and the investments measured by the indexes which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. IBC's All Tax-Free Money Fund Averages(R) is currently based upon the total return, assuming reinvestment of dividends, of 382 tax-free money market funds. The Towers Data Systems U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of U.S. Treasury Bills maturing in six months. The market prices and yields of taxable and tax-exempt bonds will fluctuate. There are important differences among the various investments included in the indexes that should be considered in reviewing this information. For more information, see the disclosure after the charts below. The net asset value and returns of each class of shares of a Fund will fluctuate. No adjustment has been made for taxes, if any, payable on dividends. Each period indicated was one of fluctuating securities prices and interest rates.

MUNICIPAL FUND -- SEPTEMBER 30, 1998

                                     Capital
                       Initial         Gain         Income          Ending       Percentage       Ending
TOTAL RETURN           $10,000       Dividends     Dividends        Value         Increase         Value       Percentage Increase
TABLE               Investment(1)    Reinvested   Reinvested(2)  (adjusted)(1)  (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------   -------------  -------------  -------------  ---------------   ---------------

CLASS A SHARES

Life of Fund(+)       To be
                      updated
Ten Years
Five Years
One Year
Year to Date

CLASS B SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

CLASS I SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

                                   COMPARED TO
                                   -----------

                                    Salomon Bros.
TOTAL RETURN           Consumer      High Grade     Lehman Bros.     U.S. T-Bill
TABLE               Price Index(3)   Corp. (4)        Muni(5)         Index(6)           Towers Data Systems CD Index(7)
------------        --------------   ---------        -------         --------           -------------------------------

Life of Fund(+)     To be updated
Ten Years
Five Years
One Year
Year to Date
LOF (5/31/94)

                                                                                Salomon
                                                                                 Bros.
AVERAGE ANNUAL          Fund        Fund       Fund       Fund       Consumer    High       Lehman                     Towers Data
TOTAL                  Class A     Class B    Class C    Class I      Price      Grade      Bros.     U.S. T-Bill       Systems CD
RETURN TABLE           Shares      Shares     Shares     Shares      Index(3)    Corp.(4)   Muni(5)    Index(6)          Index (7)
------------           ------      ------     ------     ------      --------    --------   -------    --------          ---------

                                    29

Life of Fund          To be
   Class A(+)(++)     updated
Class B & C
   (5-31-94)
Ten Years
Five Years
One Year

----------------
+    Since April 20, 1976 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

*    Not applicable.

See footnotes following tables.


INTERMEDIATE MUNICIPAL FUND -- SEPTEMBER 30, 1998

                                       Capital
                       Initial          Gain         Income        Ending        Percentage       Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase          Value        Percentage Increase
TABLE                Investment(1)    Reinvested  Reinvested(2)  (adjusted)(1)  (adjusted)(1)  (unadjusted)(1)    (unadjusted)(1)
------------         -------------    ----------  -------------  -------------  -------------  ---------------    ---------------

CLASS A SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

CLASS B SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

CLASS I SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

                             COMPARED TO
                             -----------

                       Consumer     Salomon Bros.
TOTAL RETURN            Price        High Grade     Lehman Bros.     U.S. T-Bill
TABLE                  Index(3)       Corp.(4)        Muni(5)         Index(6)           Towers Data Systems CD Index(7)
------------           --------       --------        -------         --------           -------------------------------

Life of Fund(+)       To be
                      updated
One Year
Year to Date

                                                                               Salomon
                                                                                Bros.
AVERAGE ANNUAL         Fund       Fund       Fund       Fund       Consumer     High      Lehman                   Towers Data
TOTAL                 Class A    Class B    Class C    Class I      Price       Grade     Bros.      U.S. T-Bill   Systems CD
RETURN TABLE          Shares     Shares     Shares     Shares      Index(3)    Corp.(4)   Muni(5)    Index(6)       Index(7)
------------          ------     ------     ------     ------      --------    --------   -------    --------       --------

Life of Fund(+)       To be
                      updated
One Year

----------------
+    Since November 1, 1994 for all classes.

*    Not applicable.

See footnotes following tables.

CALIFORNIA FUND -- AUGUST 31, 1998

                                     Capital
TOTAL RETURN           Initial         Gain         Income         Ending          Percentage        Ending
TABLE                  $10,000      Dividends     Dividends        Value            Increase          Value      Percentage Increase
TABLE               Investment(1)   Reinvested    Reinvested(2)  (adjusted)(1)   (unadjusted)(1)   (adjusted)(1)   (unadjusted)(1)
-----               -------------   ----------    -------------  -------------   ---------------   -------------   ---------------

CLASS A SHARES

Life of Fund(+)       To be
                      updated
Ten Years
Five Years
One Year
Year to Date

CLASS B SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
-----                  --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
Ten Years
Five Years
One Year
Year to Date
Life of Fund
   (5/31/94)

AVERAGE ANNUAL          Fund       Fund       Fund        Consumer   Lehman
TOTAL                   Class A    Class B    Class C     Price      Bros.     U.S. T-Bill    Towers Data Systems
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)   Index(6)          CD Index(7)
------------            ------     ------     ------      --------   -------   --------       -------------------

Life of Fund          To be
   Class A(+)(++)     updated
Class B & C
(5-31-94)
Ten Years
Five Years
One Year

----------------
+    Since February 17, 1983 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

*    Not applicable.

See footnotes following tables.

FLORIDA FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income        Ending       Percentage      Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase        Value         Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------    -----------------------------------------  ---------------   ---------------

CLASS A SHARES

Life of Fund(+)       To be
                      updated
Five Years
One Year
Year to Date

CLASS B SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date


                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
------------           --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
Five Years
One Year
Year to Date
Life of Fund
   (5/31/94)

AVERAGE ANNUAL          Fund        Fund       Fund       Consumer   Lehman
TOTAL                  Class A     Class B    Class C     Price      Bros.      U.S.T-Bill      Towers Data Systems CD
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)    Index(6)            Index(7)
------------            ------     ------     ------      --------   -------    --------            --------

Life of Fund          To
   Class A(+)(++)     be
                      updated
Class B & C
   (5-31-94)
Five Years
One Year

----------------
+    Since April 25, 1991 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

*    Not applicable.

See footnotes following tables.

MICHIGAN FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income        Ending       Percentage      Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase        Value         Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------    -----------------------------------------  ---------------   ---------------


CLASS A SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

CLASS B SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
------------           --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
One Year
Year to Date

AVERAGE ANNUAL          Fund       Fund         Fund           Consumer       Lehman
TOTAL                   Class A    Class B      Class C        Price          Bros.          U.S.T-Bill       Towers Data Systems CD
RETURN TABLE            Shares     Shares       Shares         Index(3)       Muni(5)         Index(6)        Index(7)
------------            ------     ------       ------         --------       -------         --------        --------

Life of Fund(+)         To be
                        updated
One Year

----------------
+    Since March 15, 1995 for all classes.

*    Not applicable.

See footnotes following tables.

NEW JERSEY FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income        Ending       Percentage      Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase        Value         Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------    -----------------------------------------  ---------------   ---------------

CLASS A SHARES

Life of Fund(+)     To be
                    updated
One Year
Year to Date

CLASS B SHARES

Life of Fund(+)     To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(+)     To be
                      updated
One Year
Year to Date


                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
------------           --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
One Year
Year to Date

AVERAGE ANNUAL          Fund       Fund       Fund        Consumer   Lehman
TOTAL                   Class A    Class B    Class C     Price      Bros.      U.S.T-Bill      Towers Data Systems CD
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)    Index(6)            Index(7)
------------            ------     ------     ------      --------   -------    --------            --------

Life of Fund(+)        To be
                      updated
One Year

----------------
+    Since March 15, 1995 for all classes.

*    Not applicable.

See footnotes following tables.

NEW YORK FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income        Ending       Percentage      Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase        Value         Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------    -----------------------------------------  ---------------   ---------------

CLASS A SHARES

Life of Fund(+)     To be
                    updated
Ten Years
Five Years
One Year
Year to Date

CLASS B SHARES

Life of Fund(++)    To be
                    updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)    To be
                    updated
One Year
Year to Date

                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
-----                  --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
Ten Years
Five Years
One Year
Year to Date
Life of Fund
   5/31/94

AVERAGE ANNUAL          Fund        Fund       Fund       Consumer   Lehman
TOTAL                  Class A     Class B    Class C     Price      Bros.      U.S.T-Bill      Towers Data Systems CD
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)    Index(6)            Index(7)
------------            ------     ------     ------      --------   -------    --------            --------

Life of Fund            To be
   Class A(+)(++)       updated
Class B & C
   (5-31-94)
Ten Years
Five Years

One Year

----------------
+    Since December 31, 1985 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

*    Not applicable.

See footnotes following tables.

OHIO FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income         Ending        Percentage        Ending
TOTAL RETURN           $10,000        Dividends     Dividends        Value         Increase          Value       Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2)  (adjusted)(1)  (adjusted)(1)   (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------    -------------  -------------  -------------   ---------------   ---------------

CLASS A SHARES

Life of Fund(+)     To be
                    updated
One Year
Year to Date

CLASS B SHARES

Life of Fund(++)    To be
                    updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)    To be
                    updated
One Year
Year to Date

                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
------------           --------        -------         --------                  -------------------------------

Life of Fund(+)     To be
                     updated
One Year
Year to Date
Life of Fund
   (5-31-94)

AVERAGE ANNUAL          Fund        Fund       Fund       Consumer   Lehman
TOTAL                  Class A     Class B    Class C     Price      Bros.      U.S.T-Bill      Towers Data Systems CD
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)    Index(6)            Index(7)
------------            ------     ------     ------      --------   -------    --------            --------

Life of Fund          To be
   Class A(+)(++)     updated
Class B & C
   (5-31-94)
One Year

----------------
+    Since March 22, 1993 for Class A shares.

++   Since May 31, 1994 for Class B & C shares.

*    Not applicable.

See footnotes following tables.

PENNSYLVANIA FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income        Ending       Percentage      Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase        Value         Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
-----               -------------    ----------    ------------- ------------- -------------  ---------------   ---------------

CLASS A SHARES

Life of Fund(+)     To be
                    updated
One Year
Year to Date

CLASS B SHARES

Life of Fund(+)     To be
                    updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)    To be
                    updated
One Year
Year to Date

                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(6)                  Towers Data Systems CD Index(7)
-----                  --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
One Year
Year to Date

AVERAGE ANNUAL          Fund        Fund       Fund       Consumer   Lehman
TOTAL                  Class A     Class B    Class C     Price      Bros.      U.S.T-Bill      Towers Data Systems CD
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)    Index(6)            Index(7)
------------            ------     ------     ------      --------   -------    --------            --------

Life of Fund(+)       To be
                      updated
One Year

----------------
+    Since March 15, 1995 all classes.

*    Not applicable.

See footnotes following tables.

TEXAS FUND -- AUGUST 31, 1998

                                      Capital
                       Initial         Gain          Income        Ending       Percentage      Ending
TOTAL RETURN           $10,000        Dividends     Dividends       Value        Increase        Value         Percentage Increase
TABLE               Investment(1)    Reinvested    Reinvested(2) (adjusted)(1) (adjusted)(1)  (unadjusted)(1)   (unadjusted)(1)
------------        -------------    ----------    ------------- ------------- -------------  ---------------   ---------------

CLASS A SHARES

Life of Fund(+)       To be
                      updated
One Year
Year to Date

CLASS B SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date

CLASS C SHARES

Life of Fund(++)      To be
                      updated
One Year
Year to Date


                                   COMPARED TO
                                   -----------

                       Consumer
TOTAL RETURN            Price        Lehman Bros.    U.S. T-Bill
TABLE                  Index(3)        Muni(5)         Index(7)                  Towers Data Systems CD Index(8)
------------           --------        -------         --------                  -------------------------------

Life of Fund(+)        To be
                       updated
One Year
Year to Date
Life of Fund
   (5-31-94)

AVERAGE ANNUAL          Fund        Fund       Fund       Consumer   Lehman
TOTAL                  Class A     Class B    Class C     Price      Bros.      U.S.T-Bill      Towers Data Systems CD
RETURN TABLE            Shares     Shares     Shares      Index(3)   Muni(5)    Index(7)            Index(8)
------------            ------     ------     ------      --------   -------    --------            --------

Life of Fund           To be updated
   Class A(+)(++)
Class B &C
   (5-31-94)
One Year

----------------
*    Not available.

+    Since November 1, 1991 for Class A shares.

++   Since May 31, 1994 for Class B & C shares.

*    Not applicable.

See footnotes following tables.

FOOTNOTES FOR ALL FUNDS

(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 4.5%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares.

(2)  Includes short-term capital gain dividends, if any.

(3) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.

(4) Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term (taxable) industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.

(5) Lehman Brothers Municipal Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term municipal bonds. This index is unmanaged. Source is Towers Data Systems.

(6) U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of U.S. Treasury Bills maturing in 6 months. Source is Towers Data Systems.


(7) Certificate of Deposit Index is an unmanaged index based on the average monthly yield of 6 month certificates of deposit. Source is Towers Data Systems.

Investors may want to compare a Fund's  performance to that of  certificates  of deposit offered by banks and other depository institutions. Certificates of deposit represent an alternative (taxable) income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. The bonds held by a Fund are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. The net asset value of a Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. Each Fund's yield will also fluctuate.


Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

From time to time, a Fund may compare its after-tax total return to that of taxable investments, including but not limited to certificates of deposit, taxable money market funds or U.S. Treasury bills. Tax equivalent total return represents the total return that would be generated by a taxable investment that produced the same amount of after-tax income and change in net asset value as the Fund in each period.


The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund which includes the maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund), with income and capital gain dividends reinvested in additional shares. Each table covers the period from commencement of operations of the Fund to September 30, 1998 for the Municipal and the Intermediate Municipal Funds and to August 31, 1998 for the State Funds.

                                                                    MUNICIPAL FUND
                                                                    --------------

                                                       DIVIDENDS                  CUMULATIVE VALUE OF SHARES ACQUIRED
                                                       ---------                  -----------------------------------

                                                ANNUAL
                           ANNUAL INCOME     CAPITAL GAIN                         REINVESTED        REINVESTED
YEAR                        DIVIDENDS          DIVIDENDS           INITIAL         INCOME          CAPITAL GAIN        TOTAL
ENDED 12/31+                REINVESTED*       REINVESTED          INVESTMENT      DIVIDENDS         DIVIDENDS*         VALUE
------------                -----------       ----------          ----------      ----------       -----------         -----

1976                            $267              $0                $10,133          $282              $0             $10,415
1977                            561               0                 10,343           854               0              11,197
1978                            596               93                9,550            1,360             88             10,998
1979                            669               0                 8,882            1,887             80             10,849
1980                            810               0                 7,067            2,217             65             9,349
1981                            947               0                 5,740            2,622             52             8,414
1982                            1,123             0                 7,334            4,639             67             12,040
1983                            1,308             0                 7,583            6,105             69             13,757
1984                            1,301             0                 7,630            7,477             70             15,177
1985                            1,423             0                 8,490            9,821             78             18,389
1986                            1,543             0                 9,369            12,444            85             21,898
1987                            1,664             0                 8,948            13,543            82             22,573
1988                            1,797             0                 9,006            15,437            82             24,525
1989                            1,855             0                 9,330            17,881            86             27,297
1990                            1,956             0                 9,273            19,756            85             29,114
1991                            1,930             351               9,712            22,679            444            32,834
1992                            2,240             378               9,779            25,090            827            35,694
1993                            2,528             868               10,144           28,554            1,711          40,409
1994                            2,307             141               8,996            27,528            1,659          38,183
1995                            2,308             43                10,067           33,215            1,899          45,181
1996                            2,421             360               9,780            34,698            2,206          46,684
1997                            To be
                                updated

September 30, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                              INTERMEDIATE MUNICIPAL FUND
                                                              ---------------------------

                                                    DIVIDENDS                      CUMULATIVE VALUE OF SHARES ACQUIRED
                                                    ---------                      -----------------------------------

                                                ANNUAL
                           ANNUAL INCOME     CAPITAL GAIN                         REINVESTED        REINVESTED
YEAR                        DIVIDENDS          DIVIDENDS           INITIAL         INCOME          CAPITAL GAIN        TOTAL
ENDED 12/31+                REINVESTED*       REINVESTED          INVESTMENT      DIVIDENDS         DIVIDENDS*         VALUE
------------                -----------       ----------          ----------      ----------       -----------         -----

1994                           $67               $0                 $9,785           $68              $0              $9,853
1995                           611                0                 10,543           698               0              11,241
1996                           500                40                10,389           1,195             40             11,624
1997                           To be
                               updated

September 30, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                   CALIFORNIA FUND DIVIDENDS                 CUMULATIVE OF SHARES ACQUIRED
                                   -------------------------                 -----------------------------

                                             ANNUAL
                        ANNUAL INCOME      CAPITAL GAIN                        REINVESTED      REINVESTED
YEAR                     DIVIDENDS          DIVIDENDS          INITIAL           INCOME        CAPITAL GAIN        TOTAL
ENDED 12/31+             REINVESTED*        REINVESTED        INVESTMENT        DIVIDENDS       DIVIDENDS*         VALUE
------------             -----------        ----------        ----------        ----------     -----------         -----

1983                        $652               $0               $9,242            $645             $0             $9,888
1984                        924                0                9,111             1,565            0              10,680
1985                        1,036              0                10,184            2,845            0              13,029
1986                        1,086              0                11,171            4,243            0              15,419
1987                        1,189              0                10,781            5,284            0              16,065
1988                        1,170              204              10,673            6,393            206            17,272
1989                        1,273              236              10,964            7,840            449            19,252
1990                        1,292              0                10,950            9,145            448            20,542
1991                        1,371              76               11,408            10,936           543            22,887
1992                        1,435              260              11,501            12,465           807            24,773
1993                        1,614              1,016            11,746            14,322           1,823          27,891
1994                        1,460              134              10,460            14,144           1,758          26,362
1995                        1,789              101              11,706            17,695           2,070          31,471
1996                        1,617              173              11,385            18,838           2,186          32,409
1997                        To be
                            updated

August 31, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                                  FLORIDA FUND
                                                                  ------------

                                              DIVIDENDS                          CUMULATIVE VALUE OF SHARES ACQUIRED
                                              ---------                          -----------------------------------

                                            ANNUAL
                       ANNUAL INCOME      CAPITAL GAIN                          REINVESTED      REINVESTED
YEAR                    DIVIDENDS           DIVIDENDS           INITIAL          INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+            REINVESTED*        REINVESTED          INVESTMENT       DIVIDENDS       DIVIDENDS*        VALUE
------------            -----------        ----------          ----------       ----------     -----------        -----

1991                        $452               $  0             $10,043           $  466           $  0           $10,509
1992                        666                39               10,274            1,153            39             11,466
1993                        829                217              10,724            2,032            255            13,011
1994                        649                173              9,648             2,451            403            12,502
1995                        759                130              10,714            3,510            578            14,802
1996                        731                167              10,352            4,123            726            15,201
1997                        To be
                            updated

August 31, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                                 MICHIGAN FUND
                                                                 -------------

                                                DIVIDENDS                        CUMULATIVE VALUE OF SHARES ACQUIRED
                                                ---------                        -----------------------------------

                                              ANNUAL
                        ANNUAL INCOME      CAPITAL GAIN                         REINVESTED      REINVESTED
YEAR                     DIVIDENDS           DIVIDENDS         INITIAL           INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+            REINVESTED*         REINVESTED        INVESTMENT        DIVIDENDS       DIVIDENDS*        VALUE
------------            -----------         ----------        ----------       ----------      -----------        -----

1995                        $385                $0             $10,332            $402             $0             $10,734
1996                        436                 821            10,081             831              114            11,026
1997                        To be
                            updated

August 31, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                                NEW JERSEY FUND
                                                                ---------------

                                                 DIVIDENDS                       CUMULATIVE VALUE OF SHARES ACQUIRED
                                                 ---------                       -----------------------------------

                                              ANNUAL
                         ANNUAL INCOME      CAPITAL GAIN                        REINVESTED      REINVESTED
YEAR                      DIVIDENDS           DIVIDENDS         INITIAL          INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+              REINVESTED*        REINVESTED        INVESTMENT       DIVIDENDS       DIVIDENDS*        VALUE
------------              -----------        ----------        ----------       ----------      -----------       -----

1995                        $382               $0              $10,301           $399              $0            $10,700
1996                        431                65               10,300            821              65             10,916
1997                        To be
                            updated

August 31, 1998

+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                                 NEW YORK FUND
                                                                 -------------

                                                   DIVIDENDS                      CUMULATIVE VALUE OF SHARES ACQUIRED
                                                   ---------                      -----------------------------------

                            ANNUAL             ANNUAL
                         ANNUAL INCOME      CAPITAL GAIN                        REINVESTED      REINVESTED
YEAR                      DIVIDENDS           DIVIDENDS         INITIAL          INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+              REINVESTED*        REINVESTED        INVESTMENT       DIVIDENDS       DIVIDENDS*        VALUE
------------              -----------        ----------        ----------       ----------      -----------       -----

1985                        $0                 $0               $9,550            $0               $0             $9,550
1986                        434                0                10,304            449              0              10,753
1987                        583                0                9,640             1,000            0              10,640
1988                        606                0                9,831             1,632            0              11,463
1989                        884                25               10,224            2,591            25             12,840
1990                        930                0                10,083            3,494            25             13,602
1991                        949                0                10,706            4,690            26             15,423
1992                        1,025              84               10,937            5,826            111            16,876
1993                        1,080              329              11,437            7,180            443            19,060
1994                        996                220              10,171            7,331            615            18,117
1995                        1,107              207              11,236            9,250            888            21,374
1996                        1,100              170              10,854            10,036           1,029          21,919
1997                        To be
                            updated

August 31, 1998

+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.

                                                                   OHIO FUND
                                                                   ---------



                                                  DIVIDENDS                      CUMULATIVE VALUE OF SHARES ACQUIRED
                                                  ---------                      -----------------------------------

                                              ANNUAL
                         ANNUAL INCOME      CAPITAL GAIN                        REINVESTED      REINVESTED
YEAR                      DIVIDENDS           DIVIDENDS         INITIAL          INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+              REINVESTED*        REINVESTED        INVESTMENT       DIVIDENDS       DIVIDENDS*        VALUE
------------              -----------        ----------        ----------       ----------      -----------       -----

1993                         $421              $ 0              $10,080           $  429           $ 0            $10,509
1994                         565               0                9,186             938              0              10,124
1995                         556               0                10,341            1,642            0              11,983
1996                         566               36               10,140            2,182            37             12,359
1997                         To be
                             updated

August 31, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                               PENNSYLVANIA FUND
                                                               -----------------

                                                   DIVIDENDS                     CUMULATIVE VALUE OF SHARES ACQUIRED
                                                   ---------                     -----------------------------------

                                               ANNUAL
                         ANNUAL INCOME      CAPITAL GAIN                        REINVESTED      REINVESTED
YEAR                      DIVIDENDS           DIVIDENDS         INITIAL          INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+              REINVESTED*        REINVESTED        INVESTMENT       DIVIDENDS       DIVIDENDS*        VALUE
------------              -----------        ----------        ----------       ----------      -----------       -----

1995                        $382               $0               $10,402           $401             $0             $10,803
1996                        459                0                10,252            860              0              11,112
1997                        To be
                            updated

August 31, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.


                                                                   TEXAS FUND
                                                                   ----------

                                                 DIVIDENDS                       CUMULATIVE VALUE OF SHARES ACQUIRED
                                                 ---------                       -----------------------------------

                                              ANNUAL
                         ANNUAL INCOME      CAPITAL GAIN                        REINVESTED      REINVESTED
YEAR                      DIVIDENDS           DIVIDENDS         INITIAL          INCOME        CAPITAL GAIN       TOTAL
ENDED 12/31+              REINVESTED*        REINVESTED        INVESTMENT       DIVIDENDS       DIVIDENDS*        VALUE
------------              -----------        ----------        ----------       ----------      -----------       -----

1991                         $86               $0               $9,698            $87              $0             $9,785
1992                         622               0                10,030            722              0              10,752
1993                         703               94               10,693            1,485            93             12,271
1994                         660               91               9,779             1,996            177            11,952
1995                         892               122              10,734            3,106            318            14,158
1996                         692               360              10,351            3,683            668            14,702
1997                         To be
                             updated

August 31, 1998


+    Unless otherwise noted.

*    Includes short-term capital gain dividends, if any.

The following tables compare the performance of the Class A shares of each Fund over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. The funds in each Lipper category have a variety of objectives, policies and market and credit risks that should be considered in reviewing the rankings.



                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Municipal Fund                                                         General Municipal Bond Funds
                                                                       ----------------------------

Ten Years (Period ended 9/30/98)                                          To be updated
Five Years (Period ended 9/30/98)
One Year (Period ended 9/30/98)

The Lipper General Municipal Bond Fund category includes funds which invest 60% or more of their assets in the top four tax-exempt credit ratings.

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Intermediate Municipal Fund                                         Intermediate Municipal Bond Funds
                                                                    ---------------------------------

One Year (Period ended 9/30/98)                                           To be updated

The Lipper Intermediate Municipal Bond Funds category includes funds that limit at least 60% or more of their assets in the top four tax-exempt credit ratings.

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
California Municipal Fund                                            California Municipal Bond Funds
                                                                     -------------------------------

Ten Years (Period ended 8/31/98)                                          To be updated
Five Years (Period ended 8/31/98)
One Year (Period ended 8/31/98)

The Lipper California Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of California income tax (double tax exempt).

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Florida Fund                                                           Florida Municipal Bond Funds
                                                                       ----------------------------

Five Years (Period ended 8/31/98)                                         To be updated
One Year (Period ended 8/31/98)

The Lipper Florida Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal income tax.

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Michigan Fund                                                         Michigan Municipal Bond Funds
                                                                      -----------------------------

One Year (Period ended 8/31/98)                                           To be updated

The Lipper Michigan Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of Michigan income tax (double tax exempt).

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
New Jersey Fund                                                      New Jersey Municipal Bond Funds
                                                                     -------------------------------

One Year (Period ended 8/31/98)                                           To be updated

The Lipper New Jersey Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of New Jersey income tax (double tax exempt).

                                       50

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
New York Fund                                                         New York Municipal Bond Funds
                                                                      -----------------------------

Ten Years (Period ended 8/31/98)                                          To be updated
Five Years (Period ended 8/31/98)
One Year (Period ended 8/31/98)

The Lipper New York Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal, State of New York and New York City income tax (triple tax exempt).

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Ohio Fund                                                               Ohio Municipal Bond Funds
                                                                        -------------------------

One Year (Period ended 8/31/98)                                           To be updated

The Lipper Ohio Municipal Bond Funds category includes funds that limit at least
65% of their investments to those securities that are exempt from federal and State of Ohio income tax (double tax exempt).

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Michigan Fund                                                         Michigan Municipal Bond Funds
                                                                      -----------------------------

One Year (Period ended 8/31/98)                                           To be updated

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
Pennsylvania Fund                                                   Pennsylvania Municipal Bond Funds
                                                                    ---------------------------------

One Year (Period ended 8/31/98)                                           To be updated

The Lipper Pennsylvania Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of Pennsylvania income tax (double tax exempt).

                                                              Lipper-Fixed Income Fund Performance Analysis
                                                              ---------------------------------------------
 Texas Fund                                                              Texas Municipal Bond Funds
                                                                        --------------------------

Three Years (Period ended 8/31/98)                                        To be updated
One Year (Period ended 8/31/98)


The Lipper Texas Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal income tax.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that any class of shares of a Fund may generate. The tables are based upon the 1998 federal and state tax rates and brackets.


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $121,200

                                                                                     A Tax-Exempt Yield of:
            Taxable Income                  Your Marginal        4%      5%            6%       7%       8%             9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of
      ------              -----           ----------------                    -----------------------------------

$24,650-$59,750     $41,200-$99,600             28.0%          5.56     6.94          8.33     9.72     11.11          2.50
Over $59,750        Over $99,600                31.0           5.80     7.25          8.70     10.14    11.59          13.04


                                              Combined                               A Tax-Exempt Yield of:
            Taxable Income                 California and        4%      5%            6%       7%       8%             9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    -----------------------------------

       To be updated                                                   5.91


                                              Combined                            A Tax-Exempt Yield of:
            Taxable Income                  Michigan and         4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ------------------------------------

       To be updated
                                              Combined                            A Tax-Exempt Yield of:
            Taxable Income                 New Jersey and        4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ------------------------------------

      To be updated

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $121,200

                                              Combined
                                           N.Y. City, N.Y.                        A Tax-Exempt Yield of:
            Taxable Income                    State and          4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ------------------------------------

     To be updated

                                       52

                                            Combined                           A Tax-Exempt Yield of:
            Taxable Income                    Ohio and           4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ------------------------------------



To be updated

                                              Combined                             A Tax-Exempt Yield of:
            Taxable Income                Pennsylvania and       4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ------------------------------------


To be updated

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $121,200*

                                                                                  A Tax-Exempt Yield of:
            Taxable Income                  Your Marginal        4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ------------------------------------


To be updated


                                                                                  A Tax-Exempt Yield of:
            Taxable Income               Your California and     4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    -------------------------------------


To be updated


                                              Combined                            A Tax-Exempt Yield of:
            Taxable Income                  Michigan and         4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    --------------------------------------


To be updated


                                              Combined                            A Tax-Exempt Yield of:
            Taxable Income                 New Jersey and        4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ---------------------------------------


To be updated

                                       53

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $121,200*

                                              Combined                            A Tax-Exempt Yield of:
                                           N.Y. City, N.Y.
            Taxable Income                    State and          4%      5%       6%       7%       8%                  9%
      Single              Joint          Federal Tax Rate**                   Is Equivalent to a Taxable
      ------              -----          ----------------                     ---------------------------------------


To be updated


                                              Combined                             A Tax-Exempt Yield of:
            Taxable Income                    Ohio and           4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ---------------------------------------


To be updated


                                              Combined                             A Tax-Exempt Yield of:
            Taxable Income                Pennsylvania and       4%      5%       6%       7%       8%                  9%
      Single              Joint           Federal Tax Rate                    Is Equivalent to a Taxable Yield of:
      ------              -----           ----------------                    ---------------------------------------


To be updated


*    This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with an adjusted gross income between $181,800 and $304,300 (single between
     $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of
     6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

**   The tables do not reflect the impact of the New York State Tax Table
     Benefit Recapture that is intended to eliminate the benefit of the graduated rate structure and applies to taxable income between $100,000 and $150,000.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Advisor"), 345 Park Avenue, New York, New York, is the Trusts' investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. There is one investment management agreement for the Municipal Fund, one for the Intermediate Municipal Fund and a separate investment management agreement for each of the State Funds. The agreements are substantially the same. Pursuant to the investment management agreements, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The agreements provide that the Trust pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records thereto, taxes and membership dues. Each Trust bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Trust's shares for sale under the securities laws of the various states. Scudder Kemper has agreed to reimburse the Municipal Fund should all operating expenses of that Fund, including the compensation of Scudder Kemper, but excluding interest, taxes, distribution fees, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average net assets of the Municipal Fund on an annual basis. Scudder Kemper has agreed to reimburse the California Fund should all operating expenses of the California Fund, including the compensation of Scudder Kemper, but excluding taxes, interest, distribution services fees, extraordinary expenses, and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million on an annual basis.

The agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Trusts in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreements.

Each of the investment management agreements continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees of the applicable Trust who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and by the shareholders of the Fund subject thereto or the Board of Trustees. Each agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to the investment management agreements, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

Responsibility for overall management of each Trust rests with its Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreement for a Fund provides that
Scudder Kemper shall act as the Fund's investment adviser, manage its investments and provide the Fund with various services and facilities.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual
holding  company   structure,   former  Zurich   shareholders
initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

The current  investment  management  fee rates paid by the Funds are as follows:
The Municipal Fund pays Scudder Kemper an investment management fee, payable monthly, at the annual rate of 0.45% of the first $250 million of average daily net assets, 0.43% of average daily net assets between $250 million and $1 billion, 0.41% of average daily net assets between $1 billion and $2.5 billion, 0.40% of average daily net assets between $2.5 billion and $5 billion, 0.38% of average daily net assets between $5 billion and $7.5 billion, 0.36% of average daily net assets between $7.5 billion and $10 billion, 0.34% of average daily net assets between $10 billion and $12.5 billion and 0.32% of average daily net assets over $12.5 billion.

Each State Fund and the Intermediate Municipal Fund pay Scudder Kemper an investment management fee, payable monthly, at the annual rate (computed separately for each State Fund and for the Intermediate Municipal Fund) of 0.55% of the first $250 million of average daily net assets, 0.52% of average daily net assets between $250 million and $1 billion, 0.50% of average daily net assets between $1 billion and $2.5 billion, 0.48% of average daily net assets between $2.5 billion and $5 billion, 0.45% of average daily net assets between $5 billion and $7.5 billion, 0.43% of average daily net assets between $7.5 billion and $10 billion, 0.41% of average daily net assets between $10 billion and $12.5 billion and 0.40% of average daily net assets over $12.5 billion.


The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.


Fund                                     Fiscal 1998                    Fiscal 1997                     Fiscal 1996
----                                     -----------                    -----------                     -----------

Municipal                                To be updated                   $13,507,000                     14,261,000
Intermediate Municipal+                                                  $   117,000                     82,000
California                                                               $ 5,417,000                     5,661,000
Florida                                                                  $   587,000                     642,000
Michigan++                                                               $    18,000*                    7,000*
New Jersey++                                                             $    25,000*                    11,000*
New York                                                                 $ 1,604,000                     1,717,000
Ohio                                                                     $   212,000                     192,000
Pennsylvania++                                                           $    28,000*                    8,000*
Texas                                                                    $    72,000                     78,000


+    Commenced operations November 1, 1994.

++   Commenced operations March 15, 1995.

* Fee waivers and/or expense absorptions in effect during the period, see below.


Scudder Kemper agreed to waive its full investment management fee for the Intermediate Municipal Fund from November 1, 1994 (commencement of operations) through April 30, 1995. Thereafter the full management fee was gradually reinstated under a schedule determined by Scudder Kemper and fully reinstated by April 30, 1996. If the fee waiver had not been in effect, Scudder Kemper would have received investment management fees from the Intermediate Municipal Fund of $104,000 and $58,000 for the fiscal periods ended September 30, 1996 and 1995, respectively. Additionally, Scudder Kemperhas agreed to reduce temporarily its management fee and reimburse or pay certain operating expenses to the extent necessary to limit the "Total Operating Expenses" of the Intermediate Municipal Fund for Class A, B and C shares to 0.96%, 1.76% and 1.73%, respectively.

Scudder Kemper agreed to waive its full investment management fee and to absorb all other operating expenses of the Ohio Fund from March 22, 1993 (commencement of operations) through June 30, 1994. Thereafter, the full management fee and all other operating expenses were gradually instituted under a schedule determined by Scudder Kemper and fully reinstated by June 30, 1995. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. If the fee waiver had not been in effect for the fiscal years ended August 31, 1995 and 1994 Scudder Kemper would have received investment management fees from the Ohio Fund of $155,000 and $107,000, respectively.

Scudder Kemper agreed to waive its full investment management fee and absorb other operating expenses of the Texas Fund for the period from November 1, 1991 (commencement of operations) through December 31, 1992. Thereafter, expenses were gradually reinstated until they were paid in full (excluding the management fee) effective October 1, 1993. The management fee was reinstated gradually commencing June 1, 1994 and fully reinstated by June 30, 1995. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. If the fee waiver had not been in effect for the fiscal year ended August 31, 1995 and 1994, Scudder Kemper would have received investment management fees from the Texas Fund of $83,000 and $79,000, respectively.

Scudder Kemper agreed to waive its full investment management fee for the Michigan, New Jersey and Pennsylvania Funds from March 15, 1995 (commencement of operations) through September 15, 1995. Thereafter, the full management fee was gradually reinstated under a schedule determined by Scudder Kemper and fully reinstated by September 15, 1996. If the fee waiver had not been in effect, Scudder Kemper would have received investment management fees from the Michigan, New Jersey and Pennsylvania Funds of 17,000, 25,000 and 21,000 respectively for the fiscal year ended August 31, 1996 and $5,000, $8,000 and $4,000, respectively for the period March 15, to August 31, 1995. Additionally, Scudder Kemper has agreed to temporarily reduce its management fee and reimburse or pay certain operating expenses to the extent necessary to limit the "Total Operating Expenses" of the Michigan, New Jersey and Pennsylvania Funds for Class A shares to .96%, .96% and .97%, respectively, Class B shares to 1.76%, 1.76% and 1.73%, respectively, and Class C Shares to 1.73%, 1.73% and 1.71%, respectively.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives an annual fee of __ of 1% of average daily net assets for its services to the Funds.

PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of Scudder Kemper, is the principal underwriter and distributor for the shares of each Trust and acts as agent of each Trust in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.


Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Trust or by KDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.


Class A Shares. KDI receives no compensation from the Trusts as principal underwriter for Class A shares and pays all expenses of distribution of each Fund"s Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares.The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A Shares for the fiscal years noted.

                                                                                                           Commissions Paid
                                                    Commissions Retained    Commissions Underwriter            to Kemper
Class A Shares               Fiscal Year Ended         by Underwriter          Paid to All Firms           Affiliated Firms
--------------               -----------------         --------------          -----------------         -------------------

Municipal Fund                   9/30/98                  To be updated
                                 9/30/97                  $293,000                $1,580,000                  $  8,000
                                 9/30/96                  $351,000                $1,950,000                  $142,000

Intermediate                                              To be updated
   Municipal Fund                9/30/98

                                 9/30/97                  $  6,000                $   47,000                  $      0

                                       58

                                                                                                        Commissions Paid
                                                    Commissions Retained    Commissions Underwriter          to Kemper
Class A Shares               Fiscal Year Ended         by Underwriter          Paid to All Firms         Affiliated Firms
--------------               -----------------         --------------          -----------------      -------------------

                                 9/30/96                  $  9,000                $   53,000                  $  2,000

California Fund                  8/31/98                  To be updated
                                 8/31/97                  $129,000                $  813,000                  $0
                                 8/31/96                  $138,000                $  924,000                  $ 36,000

Florida Fund                     8/31/98                  To be updated
                                 8/31/97                  $ 22,000                $  104,000                  $      0
                                 8/31/96                  $ 21,000                 $   81,000                 $  3,000

Ohio Fund                        8/31/98                  To be updated
                                 8/31/97                  $ 11,000                $   77,000                  $      0
                                 8/31/96                   $  9,000               $   84,000                  $      0

Michigan Fund                    8/31/98                  To be updated
                                 8/31/97                  $  1,000                 $    8,000                 $      0
                                 8/31/96                  $  4,000                $   21,000                  $  1,000

New Jersey Fund                  8/31/98
                                 8/31/97                  $  1,000                $        0                  $      0
                                 8/31/96                  $  2,000                $   12,000                  $      0

New York Fund                    8/31/98                  To be updated
                                 8/31/97                  $ 42,000                $  219,000                  $      0
                                 8/31/96                  $ 45,000                $  248,000                  $ 14,000

Pennsylvania Fund                8/31/98                  To be updated
                                 8/31/97                  $  1,000                $   10,000                  $      0
                                 8/31/96                  $  1,000                $   10,000                  $      0

Texas Fund                       8/31/98                  To be updated
                                 8/31/97                  $  3,000                $   15,000                  $      0
                                 8/31/96                  $  3,000                $   22,000                  $      0

Class B and C Shares. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services, the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. As of December 1997, each Fund's Rule 12b-1 Plan has been separated from its distribution agreement.

Rule 12b-1 Plan. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's then existing Rule 12b-1 Plan during its 1997 fiscal year.


                             Distribution              Distribution             Contingent Deferred
                             Expenses Incurred         Paid by Fund             Sales Charges Paid
                             by Underwriter            to Underwriter           to Underwriter
                             --------------            --------------           --------------
Fund                       Class B      Class C      Class B     Class C      Class B      Class C

Municipal                  To be updated
Intermediate Municipal
California
Florida
Michigan
New Jersey
New York
Ohio
Pennsylvania
Texas

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

For its services under the distribution agreement, KDI receives a fee from each Trust, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, KDI receives a fee from each Trust, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or a Trust. KDI also receives any contingent deferred sales charges. See "Purchase, Repurchase and Redemption of Shares Contingent Deferred Sales Charges Class C Shares".


Expenses of the Funds and of KDI in connection with the Rule 12b-1 plans for the Class B and Class C Shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


                                                                                     Other Distribution Expenses Paid by KDI
                                                                                     ---------------------------------------
                     Distribution  Contingent    Total     Commissions
                     Fees Paid     Deferred    Commissions    Paid By    Advertising               Marketing      Misc.
Class B      Fiscal   by Fund       Sales       Paid by     KDI to KDI      and       Prospectus   and Sales    Operating  Interest
Shares        Year     to KDI      Charges      KDI to      Affiliated   Literature    Printing    Expenses      Expenses  Expenses
------        ----     ------     Paid to KDI    Firms         Firms     -----------   --------    ---------    ---------  --------
                                  -----------    -----         -----

Municipal     1998     To Be
   Fund                updated
Intermediate  1998
Municipal
   Fund
California    1998
   Fund
Florida       1998
Fund
Michigan      1998
   Fund
New Jersey    1998
   Fund
New York      1998
   Fund
Ohio Fund     1998
Pennsylvania  1998
   Fund
Texas Fund    1998

                                                                                    Other Distribution Expenses Paid by KDI
                                                                                     ---------------------------------------
                     Distribution  Contingent    Total     Commissions
                     Fees Paid     Deferred    Commissions    Paid By    Advertising               Marketing      Misc.
Class B      Fiscal   by Fund       Sales       Paid by     KDI to KDI      and       Prospectus   and Sales    Operating  Interest
Shares        Year     to KDI      Charges      KDI to      Affiliated   Literature    Printing    Expenses      Expenses  Expenses
------        ----     ------     Paid to KDI    Firms         Firms     -----------   --------    ---------    ---------  --------
                                  -----------    -----         -----

Municipal    1997      $391,000    $88,000      $637,000      $    0      $108,000     $8,000       $271,000     $39,000   $248,000
   Fund
Intermediate 1997      $ 32,000    $17,000      $ 25,000      $    0      $  6,000     $    0       $ 14,000     $13,000   $ 26,000

Municipal
   Fund
California   1997      $166,000    $46,000      $367,000      $    0      $60,000      $4,000       $150,000     $26,000   $120,000
   Fund
Florida      1997      $ 27,000    $ 5,000      $ 64,000      $    0      $7,000       $    0       $18,000      $12,000   $ 20,000
Fund
Michigan     1997      $  9,000    $ 2,000      $  3,000      $    0      $    0       $    0       $ 1,000      $10,000   $  8,000
   Fund
New Jersey   1997      $ 21,000    $ 1,000      $ 27,000      $    0      $ 5,000      $    0       $12,000      $14,000   $ 17,000
   Fund
New York     1997      $ 67,000    $ 9,000      $118,000      $    0      $21,000      $2,000       $53,000      $16,000   $ 47,000
   Fund
Ohio Fund    1997      $ 63,000    $28,000      $111,000      $    0      $18,000      $1,000       $44,000      $20,000   $ 48,000

Pennsylvania 1997      $ 17,000    $ 7,000      $ 36,000      $    0      $ 6,000      $    0       $14,000      $14,000   $ 13,000
   Fund
Texas Fund   1997      $  5,000    $     0      $ 21,000      $    0      $ 3,000      $    0       $ 7,000      $12,000   $  5,000


                                                        Other Distribution Expenses Paid by KDI
                                                        ---------------------------------------
                     Distribution  Contingent    Total     Commissions
                     Fees Paid     Deferred    Commissions    Paid By    Advertising               Marketing      Misc.
Class B      Fiscal   by Fund       Sales       Paid by     KDI to KDI      and       Prospectus   and Sales    Operating  Interest
Shares        Year     to KDI      Charges      KDI to      Affiliated   Literature    Printing    Expenses      Expenses  Expenses
------        ----     ------     Paid to KDI    Firms         Firms     -----------   --------    ---------    ---------  --------
                                  -----------    -----         -----

Municipal     1996     $285,000    $92,000      $727,000      $34,000      $179,000    $13,000     $384,000     $48,000     $171,000
   Fund
Intermediate  1996     $ 27,000    $ 4,000      $ 81,000      $ 1,000      $ 21,000    $ 2,000     $ 42,000     $19,000     $ 19,000

Municipal
   Fund
California    1996     $109,000    $69,000      $320,000      $29,000      $74,000     $ 5,000     $165,000     $47,000     $ 76,000
   Fund
Florida       1996     $ 21,000    $ 5,000      $ 37,000      $     0      $ 9,000     $ 1,000     $ 20,000     $18,000     $ 15,000
Fund
Michigan      1996     $  8,000    $ 1,000      $ 17,000      $ 4,000      $ 7,000     $     0     $ 15,000     $11,000     $  7,000
   Fund
New Jersey    1996     $ 16,000    $17,000      $ 42,000      $     0      $15,000     $ 1,000     $ 32,000     $23,000     $ 12,000
   Fund
New York      1996     $ 41,000    $20,000      $144,000      $69,000      $36,000     $ 3,000     $ 77,000     $19,000     $ 28,000
   Fund
Ohio Fund     1996     $ 48,000    $16,000      $105,000      $     0      $29,000     $ 2,000     $ 64,000     $27,000     $ 35,000

Pennsylvania  1996     $ 11,000    $ 2,000      $ 29,000      $11,000      $10,000     $ 1,000     $ 19,000     $19,000     $  7,000
   Fund
Texas Fund    1996     $  3,000    $ 4,000      $  5,000      $     0      $ 2,000     $     0     $  3,000     $ 4,000     $  3,000


                                                       Other Distribution Expenses Paid by KDI
                                                        ---------------------------------------
                     Distribution  Contingent    Total     Commissions
                     Fees Paid     Deferred    Commissions    Paid By    Advertising               Marketing      Misc.
Class C      Fiscal   by Fund       Sales       Paid by     KDI to KDI      and       Prospectus   and Sales    Operating  Interest
Shares        Year     to KDI      Charges      KDI to      Affiliated   Literature    Printing    Expenses      Expenses  Expenses
------        ----     ------     Paid to KDI    Firms         Firms     -----------   --------    ---------    ---------  --------
                                  -----------    -----         -----

Municipal     1998     To be
   Fund                updated
Intermediate  1998

Municipal
   Fund
California    1998
   Fund
Florida       1998
Fund
Michigan      1998
   Fund
New Jersey    1998
   Fund
New York      1998
   Fund
Ohio Fund     1998
Pennsylvania  1998
   Fund
Texas Fund    1998


                                                     Other Distribution Expenses Paid by KDI
                                                        ---------------------------------------
                     Distribution  Contingent    Total     Commissions
                     Fees Paid     Deferred    Commissions    Paid By    Advertising               Marketing      Misc.
Class C      Fiscal   by Fund       Sales       Paid by     KDI to KDI      and       Prospectus   and Sales    Operating  Interest
Shares        Year     to KDI      Charges      KDI to      Affiliated   Literature    Printing    Expenses      Expenses  Expenses
------        ----     ------     Paid to KDI    Firms         Firms     -----------   --------    ---------    ---------  --------
                                  -----------    -----         -----

Municipal     1997     $35,000     $2,000       $35,000       $      0     $16,000      $1,000     $40,000       $14,000    $17,000
   Fund
Intermediate  1997     $ 6,000     $2,000       $ 6,000       $      0     $ 4,000      $    0     $ 9,000       $13,000    $ 4,000

Municipal
   Fund
California    1997     $10,000     $    0       $ 9,000       $      0     $ 5,000      $    0     $12,000       $11,000    $ 5,000
   Fund
Florida       1997     $ 3,000     $    0       $ 3,000       $      0     $ 2,000      $    0     $ 6,000       $10,000    $ 2,000
Fund
Michigan      1997     $ 1,000     $1,000       $ 2,000       $      0     $ 1,000      $    0     $ 4,000       $13,000    $ 3,000
   Fund
New Jersey    1997     $ 1,000     $    0       $ 1,000       $      0     $ 1,000      $    0     $ 2,000       $11,000    $ 1,000
   Fund
New York      1997     $16,000     $    0       $20,000       $      0     $10,000      $1,000     $26,000       $13,000    $ 7,000
   Fund
Ohio Fund     1997     $ 3,000     $1,000       $ 4,000       $      0     $ 1,000      $    0     $ 4,000       $ 6,000    $ 2,000
Pennsylvania  1997     $ 5,000     $    0       $ 7,000       $      0     $ 1,000      $    0     $ 2,000       $11,000    $ 3,000
   Fund
Texas Fund    1997     $ 2,000     $    0       $ 2,000       $      0     $     0      $    0     $ 1,000       $10,000    $ 3,000


                                                       Other Distribution Expenses Paid by KDI
                                                       ---------------------------------------
                     Distribution  Contingent    Total     Commissions
                     Fees Paid     Deferred    Commissions    Paid By    Advertising               Marketing      Misc.
Class C      Fiscal   by Fund       Sales       Paid by     KDI to KDI      and       Prospectus   and Sales    Operating  Interest
Shares        Year     to KDI      Charges      KDI to      Affiliated   Literature    Printing    Expenses      Expenses  Expenses
------        ----     ------     Paid to KDI    Firms         Firms     -----------   --------    ---------    ---------  --------
                                  -----------    -----         -----

Municipal     1996     $20,000     $1,000       $34,000       $1,000       $26,000      $2,000     $42,000      $11,000    $9,000
   Fund
Intermediate  1996     $ 6,000       0          $ 1,000       $    0       $ 4,000      $    0     $ 8,000      $12,000    $2,000

Municipal
   Fund
California    1996     $ 4,000       0          $ 7,000       $1,000       $ 6,000      $    0     $14,000      $ 2,000    $2,000
   Fund
Florida       1996     $ 1,000       0          $ 2,000       $    0       $ 1,000      $    0     $ 2,000      $ 1,000    $1,000
Fund
Michigan      1996     $ 2,000       0          $ 2,000       $    0       $ 4,000      $    0     $ 9,000      $ 9,000    $2,000
   Fund
New Jersey    1996     $ 1,000       0          $     0       $    0       $     0      $    0     $     0      $ 5,000    $1,000
   Fund
New York      1996     $ 6,000       0          $ 8,000       $    0       $ 9,000      $1,000     $20,000      $ 2,000    $3,000
   Fund
Ohio Fund     1996     $ 2,000       0          $ 1,000       $    0       $ 1,000      $    0     $ 3,000      $ 2,000    $1,000
Pennsylvania  1996     $ 4,000       0          $ 3,000       $    0       $ 6,000      $    0     $10,000      $ 8,000    $2,000
   Fund
Texas Fund    1996     $ 1,000       0          $ 1,000       $    0       $     0      $    0     $     0      $ 2,000    $2,000

 *   From 11/1/94 to 9/30/95.

**   From 3/15/95 to 8/31/95.

ADMINISTRATIVE SERVICES. Administrative services are provided to each Trust under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between Scudder Kemper and the Trust, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of each class of the Fund.

KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of a Trust. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of (a) up to 0.10% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to 0.25% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Trust. Firms to which service fees may be paid include broker-dealers affiliated with KDI. The administrative services fee may be increased to an annual rate of 0.25% of average daily net assets of any class of the Trust in the discretion of the Board of Trustees and without shareholder approval.

The following information concerns the administrative services fee paid by each Fund for the fiscal years ended 1998, 1997 and 1996:

                                                                                                       Service Fees Paid
                                                                       Total Service Fees Paid          by Administrator
                                         Administrative                    by Administrator                  to Kemper
                                   Service Fees Paid by Fund                   to Firms                  Affiliated Firms
                                   -------------------------                   --------                  ----------------

                   Fiscal
Fund                Year      Class A       Class B       Class C
----                ----      -------       -------       -------

Municipal           1998       To be
                               updated
Intermediate
   Municipal*       1998
California          1998
Florida             1998
Michigan**          1998
New Jersey**        1998
New York            1998
Ohio                1998
Pennsylvania**      1998
Texas               1998

                                                                                                        Service Fees Paid
                                                                       Total Service Fees Paid          by Administrator
                                         Administrative                    by Administrator                  to Kemper
                                   Service Fees Paid by Fund                   to Firms                  Affiliated Firms
                                   -------------------------                   --------                  ----------------

                   Fiscal
Fund                Year      Class A       Class B       Class C
----                ----      -------       -------       -------

Municipal           1997      $5,237,000    $130,000      $ 12,000           $5,402,000                       $18,000
Intermediate
   Municipal        1997      $   37,000    $ 10,000      $  2,000           $   48,000                       $     0
California          1997      $1,659,000    $ 55,000      $  4,000           $1,726,000                       $     0
Florida             1997      $  179,000    $  9,000      $  1,000           $  191,000                       $ 2,000
Michigan            1997      $    5,000    $  3,000      $      0           $    8,000                       $     0
New Jersey          1997      $    4,000    $  7,000      $      0           $   11,000                       $     0
New York            1997      $  491,000    $ 23,000      $  5,000           $  522,000                       $19,000
Ohio                1997      $   60,000    $ 21,000      $  1,000           $   84,000                       $     0
Pennsylvania        1997      $    6,000    $  5,000      $  1,000           $   14,000                       $     0

Texas               1997      $   22,000    $  2,000      $      0           $   25,000                       $     0


                                                                                                        Service Fees Paid
                                                                       Total Service Fees Paid          by Administrator
                                         Administrative                    by Administrator                  to Kemper
                                   Service Fees Paid by Fund                   to Firms                  Affiliated Firms
                                   -------------------------                   --------                  ----------------
                    Fiscal
Fund                Year      Class A       Class B       Class C
----                ----      -------       -------       -------

Municipal           1996    $5,178,000       $94,000      $9,000              $5,307,000                    $198,000
Intermediate
   Municipal        1996    $   31,000       $ 9,000      $1,000              $   43,000                    $  1,000
California          1996    $1,618,000       $36,000      $1,000              $1,651,000                    $ 60,000
Florida             1996    $  189,000       $ 7,000      $    0              $  194,000                    $  8,000
Michigan            1996    $    5,000       $ 7,000      $    0              $    7,000                    $      0
New Jersey          1996    $    6,000       $ 5,000      $    0              $   10,000                    $      0
New York            1996    $  494,000       $14,000      $2,000              $  510,000                    $ 28,000
Ohio                1996    $   52,000       $16,000      $1,000              $   70,000                    $      0
Pennsylvania        1996    $    4,000       $ 4,000      $1,000              $    9,000                    $  1,000
Texas               1996    $   24,000       $ 1,000      $    0              $   25,000                    $      0



KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Trust. Currently, the administrative services fee payable to KDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect will depend upon the proportion of Trust assets that is in accounts for which there is a firm of record, as well as, with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Trust, in its discretion, may approve basing the fee to KDI on all Trust assets in the future.

Certain trustees or officers of the Trusts are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."

CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trusts. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trusts. IFTC is also the Trusts' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Trust and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC annual account fees at a maximum rate of $8 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of each Trust. For the National Trust for the fiscal year ended September 30, 1998, IFTC remitted shareholder service fees in the amount of $__ to KSvC as Shareholder Service Agent. For the State Trust for the fiscal year ended August 31, 1997, IFTC remitted shareholder service fees in the amount of $__ to KSvC as Shareholder Service Agent.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. Each Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on such Trust's annual financial statements, review certain regulatory reports and such Trust's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to each Fund.

PORTFOLIO TRANSACTIONS


Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Market Funds and other clients including affiliated insurance companies. These entities share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by Scudder Kemper or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.


The above-mentioned factors may have a detrimental effect on the quantities or prices of securities, options and futures contracts available to a Trust. On the other hand, the ability of a Trust to participate in volume transactions may produce better executions for a Trust in some cases. The Board of Trustees of each Trust believes that the benefits of Scudder Kemper's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

BROKERAGE COMMISSIONS

Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Funds' purchases and sales of fixed income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research and market statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchases or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Advisor may place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the  maximum  extent  feasible,  it is expected  that the Advisor  will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor, the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund, and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


The table below shows total brokerage commissions paid by each Fund then existing for the last three fiscal years and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                        Allocated to
                                       Firms Based on
                                        Research in
Fund                  Fiscal 1998        Fiscal 1998         Fiscal 1997             Fiscal 1996
----                  -----------        -----------         -----------             -----------

Municipal             To be updated                          $5,069,000               4,987,000
Intermediate                                                 $   32,000               37,000
California                                                   $1,463,000               1,430,000
Florida                                                      $  204,000               269,000
Michigan                                                     $    3,000               10,000
New Jersey                                                   $    8,000               9,000
New York                                                     $  594,000               546,000
Ohio                                                         $   48,000               79,000
Pennsylvania                                                 $   15,000               13,000
Texas                                                        $   10,000               35,000

PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                     Annual 12b-1 Fees
                                                     (as a % of average daily
                  Sales Charge                       net assets)                Other Information
                  ------------                       -----------                -----------------

Class A           Maximum initial sales              None                       Initial sales charge
                  charge of 4.5% (2.75%                                         waived or reduced for
                  Intermediate Municipal                                        certain purchases
                  Fund only) of the public
                  offering price

Class B           Maximum contingent deferred        0.75%                      Shares convert to Class
                  sales charge of 4% of                                         A shares six years
                  redemption proceeds;                                          after issuance
                  declines to zero after
                  six years

Class C           Contingent deferred sales          0.75%                      No conversion feature
                  charge of 1% of redemption

                                       71

                proceeds for redemptions
                  made during first year
                  after purchase

Class I           None                               None

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. The Trusts allocate net investment income for each Fund to those shares for which the Trust has received payment. To begin accruing dividends as soon as possible, purchasers may wire payment to the Trust's sub-custodian, United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

Share certificates are issued only on request to the Fund and may not be available for certain types of accounts. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                                        Sales Charge
                                                                                        Allowed to
                                                                                        Dealers as a
                                                                       As               Percentage
                                            As a Percentage            Percentage       of
                                            of Offering                Net Asset        Offering
Amount of Purchase                          Price                      Value*           Price
------------------                          -----                      ------           -----

All Funds except Intermediate Municipal Fund
Less than $100,000                          4.50%                      4.71%            4.00%
$100,000 but less than $250,000             3.50                       3.63             3.00
$250,000 but less than $500,000             2.60                       2.67             2.25
$500,000 but less than $1 million           2.00                       2.04             1.75
$1 million and over                         0.00**                     0.00**           ***

Intermediate Municipal Fund Only
Less than $100,000                          2.75                       2.83             2.25
$100,000 but less than $250,000             2.50                       2.56             2.00
$250,000 but less than $500,000             2.00                       2.04             1.75
$500,000 but less than $1 million           1.50                       1.52             1.25
$1 million and over                         0.00**                     0.00**           ***

*        Rounded to the nearest one-hundredth percent.
**       Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***      Commissions payable by KDI as discussed below.

The Trusts receive the entire net asset value of all Class A shares sold. KDI, the Trusts' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which Scudder Kemper or an affiliate does not serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper Fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of a Fund may be purchased at net asset value by any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features" (the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege for certain Kemper Mutual Funds other than the Funds also applies to purchases by certain participant-directed retirement plans as described in the prospectuses for those Kemper Mutual Funds. Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable (including the purchase of Class A shares of the Cash Reserves Fund).

Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of each Trust, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Trusts, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Fund, Inc. ("KVF") on September 8, 1995, and have continuously owned shares of KVF (or a Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase Fund Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Trusts. The Trusts may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gains dividends.

Class A shares of the Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares representing Initial Shares of a former KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to

Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Purchase, Repurchase or Redemption of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

PURCHASE OF CLASS I SHARES. Class I shares are offered for the Municipal Fund and the Intermediate Municipal Fund at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administration services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

As described herein, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of a Trust's portfolio securities at the time.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Trust at the applicable net asset value per share of such Fund as described herein.



Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares or Class C shares by certain classes of persons or through certain types of transactions are provided because of anticipated economies in sales and sales related efforts.

A Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Trust's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Trust's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date.

The Fund has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI") to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced as the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees or Directors as the case may be ("Board") of the Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Fund at any time for any reason.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require a Trust to redeem his or her shares. When shares are held for the account of a shareholder by the Trusts' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed requested accompanied by any outstanding share certificates in proper form for transfer. When a Trust is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Trust of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares Initial Sales Charge Alternative-Class A Shares") and the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge-Class B Shares" above), and the redemption of Class C Shares within the first year following purchase may be subject to a contingent deferred sales charge (See "Contingent Deferred Sales Charge-Class C Shares" below).

Because of the high cost of maintaining small accounts, effective January 1998, a Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming of shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trusts reserve the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which a Trust has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Trusts are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trusts currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder

Service Agent by telephone, it may be difficult to use the expedited wire or wire transfer or this redemption privilege. The Trusts reserve the right to terminate or modify this privilege at any time.

CONTINGENT  DEFERRED  SALES  CHARGE--LARGE  ORDER  NAV  PURCHASE  PRIVILEGE.   A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (c) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (d) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                                                        Contingent
                                                                                        Deferred
                                                                                        Sales
Year of Redemption After Purchase                                                       Charge
---------------------------------                                                       ------

First                                                                                   4%
Second                                                                                  3%
Third                                                                                   3%
Fourth                                                                                  2%
Fifth                                                                                   2%
Sixth                                                                                   1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                                            Contingent Deferred Sales Charge
                                            --------------------------------
                                    Shares Purchased                   Shares Purchased on or after
Year of Redemption                  on or after                        February 1, 1991 and
After Purchase                      March 1, 1993                      Before March 1, 1993
--------------                      -------------                      --------------------

First                                       4%                                  3%
Second                                      3%                                  3%
Third                                       3%                                  2%
Fourth                                      2%                                  2%
Fifth                                       2%                                  1%
Sixth                                       1%                                  1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features-Systematic Withdrawal Plan" below).

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features-Systematic Withdrawal Plan").

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Trusts or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Trusts or of the other listed

Kemper Mutual Funds. A shareholder of a Fund or any other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Trusts or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Fund's shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. Class A shares of any Fund may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Fund, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such sub-account record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as above, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through KDI may have special provisions regarding payment of any increased sales charge resulting from a failure to satisfy the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of any Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of a Fund's shares being purchased the value of all Class A shares of the Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset value. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features-Class A Shares-Combined Purchases" may be exchanged for each other at their relative net asset value. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company,
Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $500 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts.

BANK DIRECT DEPOSIT. A shareholder may purchase additional Fund shares through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Trust and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Trust may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. A Trust may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Trust is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payment.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Trusts will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice.
The plan may be terminated at any time by the investor or the Trusts.

ADDITIONAL TRANSACTION INFORMATION

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of a Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms who sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of such Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value of such Fund effective on that day ("trade date"). The Trusts reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts' transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive
compensation  from  the  Trusts  through  the  Shareholder   Service  Agent  for
recordkeeping  and  other  expenses  relating  to  these  nominee  accounts.  In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Trusts through the Shareholder Service Agent for these services.

The Trusts reserve the right to withdraw all or any part of the offering made herein and to reject purchase orders. Also, from time to time, the Trusts may temporarily suspend the offering of any class of the shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Statement of Additional Information.


OFFICERS AND TRUSTEES


The officers and trustees of the Trusts, their birthdates, their principal occupations and their affiliations, if any, with Scudder Kemper, the Trusts' investment manager and KDI, the Trusts' principal underwriter, are as follows:

DAVID W. BELIN (6/20/28), Trustee, 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL  PIERCE   (3/18/34),   Trustee*,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Adviser.

WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)(retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

EDMOND D. VILLANI (3/4/47), Trustee*, 345 Park Avenue, New York, New York; President, Chief Executive Officer and Managing Director, Adviser.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Adviser;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Adviser.

JERARD K. HARTMAN, Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Adviser.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA  LYONS,   Assistant   Treasurer*,   Two  International   Place,   Boston,
Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Adviser and KDI.

Kemper National Tax-Free Income Series:

CHRISTOPHER J. MIER (8/11/56), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser.

M. ASHTON PATTON (10/3/63), Vice President, Two International Place, Boston, Massachusetts; Vice President, Adviser.

Kemper State Tax-Free Income Series:

CHRISTOPHER J. MIER, see above.

ELEANOR  R.  BRENNAN,   Vice  President,   Two  International   Place,   Boston,
Massachusetts; Vice President, Adviser.

PHILIP G. CONDON, (8/15/50), Vice President, Two International Place, Boston, Massachusetts; Managing Director, Adviser.

*    Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Trust's 1998 fiscal year except that the information in the last column is for calendar year 1997.


                                        Aggregate
                                 Compensation from Funds                Pension or                       Total
                                 -----------------------               Retirement                   Compensation
                                                                     Benefits Accrued                 from Trusts
Name of Trustee             National Trust      State Trust      As Part of Fund Expenses         Paid to Trustees**
---------------             --------------      -----------      ------------------------         ------------------

David W. Belin*             To be updated
Lewis A. Burnham
Donald L. Dunaway*
Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers


--------------------
* Includes current fees deferred and interest pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $83,100 and $55,600 for Mr. Belin and $57,200 and $40,500 for Mr. Dunaway from National and State Trusts, respectively.

** Includes compensation for service on the boards of 24 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 23 Kemper funds with 40 fund portfolios.


As of October 31, 1998, the officers and trustees of each Trust, as a group, owned less than 1% of the then outstanding shares of each Fund. As of October 31, 1998, no shareholder owned of record more than 5% of any class of outstanding shares of the Funds except as follows:

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

Kemper Municipal Bond Fund         National Financial Service Corp.     To be updated
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Donald Isherwood & Lynn Isherwood
                                   5324 Birch Road
                                   Plover, WI

                                   Alex Brown Incorporated
                                   PO Box 1346
                                   Baltimore, MD 21203

                                   Salvation Army Federal
                                   Tax-Free Trust Pool One
                                   International Place
                                   Boston, MA 02110

Kemper Intermediate Municipal      Phillips & Martin Company
   Bond Fund                       228 E. Lake Street
                                   Addison, IL 60101

                                   Woodstock A Partnership
                                   c/o Wood County Trust Co.
                                   181 2nd St.
                                   Wisconsin Rapids, WI 54494

                                   Brian L. Johnson &
                                   Joan M. Johnson JTWROS
                                   PO Box 408
                                   Spooner, WI 54801

                                   GK Anagement
                                   15700 Lathrop Avenue
                                   Harvey, IL 60426

                                   CitiCorp Securities Services
                                   111 Wall Street
                                   New York, NY 10005

                                   Mall Family 1993 Trust
                                   P.O. Box 1148
                                   Modesto, CA 95353

                                   Donald Lufkin Jenrette
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   Ronald Rach & Marilyn Rach
                                   JTWROS
                                   5737 S. Mason
                                   Chicago, IL 60638

                                   Painewebber for the Benefit of
                                   Granada Insurance Company
                                   3911 SW 67th Avenue

                                       87

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   Miami, FL 33155

                                   National Financial Services Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Orsolina Gigante
                                   232 Thayer St.
                                   River Vale, NJ 07675

                                   Anthony B. Gigante
                                   232 Thayer St.
                                   River Vale, NJ 07675

                                   Painewebber

                                   Charlene Michel
                                   23560 Western Ave.
                                   Park Forest, IL 60466

                                   William Denaer
                                   11202 Mandel Ct.
                                   Westchester, IL 60154

Kemper CA Tax-Free                 Smith Barney Inc.
Income Fund                        388 Greenwich Street
                                   New York, NY 10013

                                   National Financial Services Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Donaldson Lufkin Jenrette
                                   P.O. Box 2052
                                   Jersey City, NJ

                                   MLPF&S
                                   4800 Deer Lake Dr.
                                   Jacksonville, FL 32246

                                   National Financial Services Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL 32246

                                   Elizabeth L. Erlandson
                                   P.O. Box 2500
                                   Maryland Hts., MO 63043

                                   Backs Family Trust
                                   2323 E. Austin
                                   Fresno, CA 93726

                                       88

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   Linderman Family
                                   1057 E. Knollcrest Dr.
                                   Covina, CA 91724

                                   Alexander & Georgina Chuck
                                   6595 Monterey Rd.
                                   Gilroy, CA 95020

                                   Alfred Defrancesco and
                                   Delores Defrancesco
                                   P.O. Box 605
                                   Gilroy, CA 95021

Kemper NY Tax-Free                 National Financial Service Corp.
Income Fund                        One World Financial Center
                                   200 Liberty Street
                                   New York, New York 10281

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Painewebber FBO
                                   Mrs. Diana Riklis
                                   1020 Park Ave.
                                   New York, NY 10028

                                   MLPF&S
                                   4800 Deer Lake Drive East
                                   Jacksonville, FL 32246

                                   Josephine Benfatti & Florence
                                   Benfatti JTWROS
                                   2017 Kimball St.
                                   Brooklyn, NY 11234

                                   Painewebber FBO
                                   Le Boeuf A La Mode
                                   539 East 81st Street
                                   New York, NY 10028

Kemper FL Tax-Free                 MLPF&S
Income Fund                        4800 Deer Lake Dr. East 3rd Fl.
                                   Jacksonville, FL 32246

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Prudential Securities Inc. FBO
                                   Mrs. Katherine B. Harrington
                                   3101 NE 57th Ct.
                                   Ft. Lauderdale, FL 33308

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL 32246

                                       89

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL 32246

                                   Susan H. Wallace
                                   260 Rafael Blvd NE
                                   St. Petersburg, FL 33704

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Southwest Securities Inc.
                                   Box 509002
                                   Dallas, TX 75250

Kemper OH Tax-Free                 National Financial Service Corp.
Income Fund                        One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   John M. Wilson &
                                   Patricia Wilson
                                   PO Box 386
                                   Aurora, OH 44202

                                   Smith Barney Inc.
                                   388 Greenwich Street
                                   New York, NY 10013

                                   BHC Securities Inc.
                                   2005 Market Street
                                   Philadelphia, PA 19103

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, New York 10281

                                   Smith Barney Inc.
                                   388 Greenwich Street
                                   New York, NY 10013

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL 32246

                                   John R. Bender
                                   645 Georgetown Ave.
                                   Elyria, OH 44035

                                   Jay M. Simpson & Valerie
                                   Stocklin JTWROS
                                   7825 N. Dixie Ste. A
                                   Dayton, OH 45414

                                       90

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   Joseph E. Mahlmeister
                                   PO Box 210
                                   Trenton, OH 45067

                                   Marjorie M. Freytag
                                   Rt. 362
                                   Minster, OH 45865

                                   Spartan Corporation
                                   35 Enterprise Drive
                                   Middletown, OH 45844

                                   Elton W. Geist Trust
                                   12550 Lake Ave. Ste. 205
                                   Lakewood, OH 44107

Kemper TX Tax-Free                 Ernst & Co
Income Fund                        One Battery Park Plaza
                                   New York, NY 10004

                                   Marjorie M. Nugent
                                   800 S. Avondale
                                   Amarillo, TX 77106

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL 32246

                                   Everen Clearing Corp.
                                   111 East Kilbourn Avenue
                                   Milwaukee, WI 53202

                                   PaineWebber
                                   9165 Westview
                                   Houston, TX 77055

                                   Charles D. Hayes & Gelinda Hayes
                                   22503 Holly Creek Trail
                                   Tomball, TX 77375

Kemper MI Tax-Free                 Lynda L. Ufer
Income Fund                        25712 Graceland Circle
                                   Dearborn Heights, MI 48125

                                   Jeanne M. Pinardi
                                   11034 Arder
                                   Livonia, MI 48150

                                   Prudential Securities FBO
                                   Milton E. Muelder
                                   1133 Southlawn
                                   East Lansing, MI 48823

                                   Lloyd J. McIntyre
                                   1911 N. Miller Road
                                   Saginaw, MI 48609

                                       91

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   Ann M. Wassel
                                   13999 Cranston
                                   Livonia, MI 48154

                                   Donald R. Blanchard
                                   300 Grove
                                   Box 185
                                   Crystal, MI 48818

                                   Melvin E. Potter
                                   28311 Franklin Rd.
                                   Southfield, MI 48034

                                   Jane Broecker &
                                   Herbert A. Broecker
                                   9616 Alger Drive
                                   Brighton, MI 48114

                                   Dorothy M. Converse
                                   201 S. Mall Dr.
                                   Lansing, MI  48911

                                   Karen L. Pearce
                                   6484 Stonebrook Lane
                                   Flushing, MI 48433

                                   Clayton Lowrey
                                   4912 Bennet Rd.
                                   Saranac, MI 48881

                                   Clinton P. Hardy Trust
                                   4 Orchard Way North
                                   Rockville, MD 20854

                                   James R. Volstromer &
                                   Diane C. Volstromer Trust
                                   145 Sunset Dr.
                                   Dowling, MI 49050

                                   MaryJane Fauls Trust
                                   22942 Playview St.
                                   St. Clair Shores, MI 48082

                                   Daniel M. Weikel
                                   1221 Ruddiman
                                   Muskegon, MI 49445

Kemper NJ Tax-Free                 Wheat First FBO
Income Fund                        T W Nelson
                                   827 Highland Ave
                                   Westfield, NJ 07090

                                   Samuel B. Kardon
                                   PO Box 519
                                   Pine Plains, NY 12567

                                   Agnes B. Cywinski
                                   18 Springfield Ave.
                                   Cranford, NJ 07016

                                       92

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   Philip C. Gustafson &
                                   Elaine S. Gustafson
                                   108 Meadow View Ave.
                                   Linwood, NJ

                                   Robert L. Vignolo
                                   842 Kimball Ave.
                                   Westfield, NJ 07090

                                   BHC Securities, Inc.
                                   2005 Market Street
                                   Philadelphia PA 19103

                                   John R. Rosselli
                                   PO Box 3056
                                   Newton, NJ 07860

                                   BHC Securities, Inc.
                                   One Commerce Square
                                   2005 Market Street Ste. 1200
                                   Philadelphia, PA 19103

                                   MLPF&S
                                   4800 Deer Lake Dr. East
                                   Jacksonville, FL 32246

                                   Lisa R. Caprioni
                                   22 Arlene Dr.
                                   W. Long Branch, NJ 07764

                                   Philip Evertz
                                   31 Arthur Terrace
                                   Hackettstown, NJ 07840

                                   Smith Barney, Inc.
                                   388 Greenwich Street
                                   New York, NY 10013

                                   Carol Leick & Albert Leick
                                   339 Willow Dr.
                                   Union, NJ 07083

                                   Painewebber
                                   228 Johnson Avenue
                                   Hackensack, NJ 07601

Kemper PA Tax-Free                 National Financial Service Corp.
Income Fund                        One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   MLPF&S
                                   4800 Deer Lake Dr.
                                   Jacksonville, FL

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                       93

Fund                               Name and Address                         Class                Percentage
----                               ----------------                         -----                ----------

                                   Wheat First FBO
                                   Olga Y. Hyde
                                   3300 Darby Rd.
                                   Haverford, PA 19041

                                   BHC Securities, Inc.
                                   2005 Market Street Ste. 1200
                                   Philadelphia, PA 19103

                                   National Financial Service Corp.
                                   One World Financial Center
                                   200 Liberty Street
                                   New York, NY 10281

                                   Joseph C. Ciccone
                                   and Margaret Ciccone
                                   204 Westminster Dr.
                                   Coraopolis, PA 15108

                                   BHC Securities, Inc.
                                   2005 Market Street
                                   Philadelphia, PA 19103


SHAREHOLDER RIGHTS


The National Trust was organized under the name "Kemper Municipal Bond Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986 the Municipal Trust, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Municipal Bond Fund, Inc., a Maryland corporation organized in 1977 as a successor to Kemper Municipal Bond Fund, Ltd., a Nebraska limited partnership organized in April 1976. Effective November 1, 1994, the Trust changed its name to "Kemper National Tax-Free Income Series." Each National Fund is an open-end, diversified Fund.

The State Trust was organized under the name "Kemper California Tax-Free Income Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986, the Trust pursuant to a reorganization succeeded to the assets and liabilities of Kemper California Tax-Free Income Fund, Inc., a Maryland corporation organized in 1983. On July 27, 1990, the Trust changed its name to "Kemper State Tax-Free Income Series" and changed the name of its initial portfolio to "Kemper California Tax-Free Income Fund." The predecessor to the New York Fund, also named "Kemper New York Tax-Free Income Fund," was organized as a business trust under the laws of Massachusetts on August 9, 1985. Prior to May 28, 1988, that investment company was known as "Tax-Free Income Portfolios" and it offered two series of shares, the National Portfolio and the New York Portfolio. Pursuant to a reorganization on May 27, 1988, the National Portfolio was terminated and the New York Portfolio continued as the sole remaining series of Kemper New York Tax-Free Income Fund, which was reorganized into the New York Fund as a series of the State Trust on July 27, 1990. Each State Fund is an open-end, non-diversified Fund.

Each Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares. Currently, the National Trust has two Funds that offer four classes of shares and the State Trust has eight Funds that offer three classes of shares. These are Class A, Class B and Class C shares, as well as (for the National Trust only) Class I shares, which have different expenses, which may affect performance, and that are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of
Scudder Kemper and its affiliates; and (b) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in the National Funds: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. The Board of Trustees of either Trust may authorize the issuance of additional classes and additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trusts may offer multiple Funds, each is known as a "series company." Shares of each Fund of a Trust have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares of each Trust are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trusts are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.


Each Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of each Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust, a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) a Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust of each Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent auditors. Some matters requiring a larger vote under the Declaration of Trust of a Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust of each Trust specifically authorizes the Board of Trustees to terminate the Trust or any Fund or class by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust of each Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust of each Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by

Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS


The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A and Baa. Municipal bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. The Aaa and Aa rated municipal bonds comprise what are generally known as "high grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Municipal bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest coverage and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Municipal bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Municipal bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The four highest ratings of Standard & Poor's Corporation ("S&P") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this capacity than for bonds in higher rated categories. Municipal bonds rated BB, B, CCC, CC or C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating CI is reserved for income bonds on which no interest is being paid. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

The four highest ratings of Fitch Investors Service, Inc. ("Fitch") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal. Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


The four highest ratings of Duff & Phelps Credit Rating Co. ("Duff") for municipal bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by Duff to a debt obligation. They are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. They have considerable volatility in risk during economic cycles. Bonds rated BB are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B are below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments. Bonds rated D are in default. The issuer failed to meet scheduled principal and/or interest payments.


The "debt securities" included in the discussions of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." Corporate debt obligations rated A by S&P are regarded as "upper medium grade" and have "considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions." The Moody's corporate debt ratings of Aaa, Aa and A do not differ materially from those set forth above for municipal bonds.

Taxable or tax-exempt commercial paper ratings of A-1 or A-2 by S&P and P-1 or P-2 by Moody's are the highest paper ratings of the respective agencies. The issuer's earnings, quality of long-term debt, management and industry position are among the factors considered in assigning such ratings.

Subsequent to its purchase by a Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but KFS will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P, Moody's, Fitch or Duff for municipal bonds or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in municipal bonds or temporary investments in accordance with the investment policies contained herein.

Investment Manager
Scudder Kemper Investments, Inc.


Principal Underwriter


Kemper Distributors, Inc.


222 South Riverside Plaza

Chicago, IL 60606-5808

[RECYCLE LOGO] printed on recycled paper

KTFIF-1


KDI 771073

                            PART C. OTHER INFORMATION


Item 23.     Exhibits
--------     --------
                ( a)       (a)(1)    Amended and Restated Agreement and Declaration of Trust.*

                           (a)(2)    Written Instrument Establishing and Designating Kemper
                                     Michigan Tax-Free Income Fund and Kemper Pennsylvania
                                     Tax-Free Income Fund.*

               ( b )                 By-laws.*

               ( c )                 Inapplicable

               ( d )                 Investment Advisory Agreements.*

                           (d)(1)    Investment Advisory Agreements - Dated September 7, 1998.
                                     (to be filed by Amendment)

               ( e )       (e)(1)    Underwriting  and Distribution Services Agreement.*

                         (e)(1)(a)   Underwriting Agreement - Dated September 7, 1998.
                                     (to be filed by Amendment)

                           (e)(2)    Form of Selling Group Agreement.*

                           (e)(3)    Addendum--Selling Group Agreement.*

               ( f )                 Inapplicable.

               ( g )                 Custody Agreement.*

               ( h )     (h)(a)(1)   Agency Agreement.*

                         (h)(a)(2)   Supplement to Agency Agreement.

                         (h)(b)(1)   Administrative Services Agreement.

                         (h)(b)(2)   Amendment to Administrative Services Agreement.*

                         (h)(c)(1)   Assignment and Assumption Agreement.*,

               ( i )                 Inapplicable.

               ( j )                 Consent and Report of Independent Auditors.
                                     (to be filed by Amendment)

               ( k )                 Inapplicable.

               ( l )                 Inapplicable.

               ( m )                 Amended and Restated 12 b-1 Plan dated August 1,1998
                                     between the Registrant and:

                         (m)(a)(1)   Kemper California State Tax-Free Income Fund, Class B
                                     shares.
                                     (filed herein)

                                       18

                         (m)(a)(2)   Kemper California State Tax-Free Income Fund, Class C
                                     shares.
                                     (filed herein)

                         (m)(a)(3)   Kemper Florida State Tax-Free Income Fund, Class B shares.
                                     (filed herein)

                         (m)(a)(4)   Kemper Florida State Tax-Free Income Fund, Class C shares.
                                     (filed herein)

                         (m)(a)(5)   Kemper Michigan State Tax-Free Income Fund, Class B
                                     shares.
                                     (filed herein)

                         (m)(a)(6)   Kemper Michigan State Tax-Free Income Fund, Class C
                                     shares.
                                     (filed herein)

                         (m)(a)(7)   Kemper New Jersey State Tax-Free Income Fund, Class B
                                     shares.
                                     (filed herein)

                         (m)(a)(8)   Kemper New Jersey State Tax-Free Income Fund, Class C
                                     shares.
                                     (filed herein)

                         (m)(a)(9)   Kemper New York State Tax-Free Income Fund, Class B
                                     shares.
                                     (filed herein)

                         (m)(a)(10)  Kemper New York State Tax-Free Income Fund, Class C
                                     shares.
                                     (filed herein)

                         (m)(a)(11)  Kemper Ohio State Tax-Free Income Fund, Class B shares.
                                     (filed herein)

                         (m)(a)(12)  Kemper Ohio State Tax-Free Income Fund, Class C shares.
                                     (filed herein)

                         (m)(a)(13)  Kemper Pennsylvania State Tax-Free Income Fund, Class B
                                     shares.
                                     (filed herein)

                         (m)(a)(14)  Kemper Pennsylvania State Tax-Free Income Fund, Class C
                                     shares.
                                     (filed herein)

                         (m)(a)(15)  Kemper Texas State Tax-Free Income Fund, Class B shares.
                                     (filed herein)

                         (m)(a)(16)  Kemper Texas State Tax-Free Income Fund, Class C shares.
                                     (filed herein)

               ( n )                 Financial Data Schedule.
                                     (to be filed by Amendment)

               ( o )                 Inapplicable.

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:

------------------------------- ------------------------------------------- --------------------
EXHIBIT NO.                     POST-EFFECTIVE AMENDMENT NO.                DATE OF FILING
------------------------------- ------------------------------------------- --------------------
------------------------------- ------------------------------------------- --------------------

------------------------------- ------------------------------------------- --------------------
------------------------------- ------------------------------------------- --------------------
(a)(1),  (d),  (e)(2),          No. 22                                      March 14,1995
(h)(a)(1), (h)(b)(2) &
(h)(c)(1)
------------------------------- ------------------------------------------- --------------------
------------------------------- ------------------------------------------- --------------------
(b) & (g)                       No. 23                                      October 30, 1995
------------------------------- ------------------------------------------- --------------------
------------------------------- ------------------------------------------- --------------------
(h)(a)(2)                       No.25                                       December 13, 1996
------------------------------- ------------------------------------------- --------------------

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------       -------------------------------------------------------------

               Inapplicable.

Item  25.  Indemnification

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.  Business or Other Connections of Investment Adviser

     Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                      Business and Other Connections of Board
         Name         of Directors of Registrant's Adviser
         ----         ------------------------------------

Stephen R. Beckwith   Treasurer and Chief Financial Officer, Scudder Kemper Investments,
                           Inc.**
                      Vice President and Treasurer, Scudder Fund Accounting Corporation*
                      Director, Scudder Stevens & Clark Corporation**
                      Director and Chairman, Scudder Defined Contribution Services, Inc.**
                      Director and President, Scudder Capital Asset Corporation**
                      Director and President, Scudder Capital Stock Corporation**
                      Director and President, Scudder Capital Planning Corporation**
                      Director and President, SS&C Investment Corporation**
                      Director and President, SIS Investment Corporation**
                      Director and President, SRV Investment Corporation**

Lynn S. Birdsong      Director and Vice President, Scudder Kemper Investments, Inc.**
                      Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng     Director, Scudder Kemper Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance Company of
                           Switzerland##
                      Director, ZKI Holding Corporation xx

Steven Gluckstern     Director, Scudder Kemper Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance Company of
                           Switzerland##
                      Director, Zurich Holding Company of America o

Rolf Huppi            Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance Company of
                           Switzerland##
                      Director, Chairman of the Board, Zurich Holding Company of America o
                      Director, ZKI Holding Corporation xx

Kathryn L. Quirk      Director, Chief Legal Officer, Chief Compliance Officer and Secretary,
                           Scudder Kemper Investments, Inc.**
                      Director, Senior Vice President & Assistant Clerk, Scudder Investor
                           Services, Inc.*
                      Director, Vice President & Secretary, Scudder Fund Accounting
                           Corporation*
                      Director, Vice President & Secretary, Scudder Realty Holdings
                           Corporation*
                      Director & Assistant Clerk, Scudder Service Corporation*
                      Director, SFA, Inc.*
                      Vice President, Director & Assistant Secretary, Scudder Precious
                           Metals, Inc.***
                      Director, Scudder, Stevens & Clark Japan, Inc.***
                      Director, Vice President and Secretary, Scudder, Stevens & Clark of
                           Canada, Ltd.***
                      Director, Vice President and Secretary, Scudder Canada Investor
                           Services Limited***
                      Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                      Director and Secretary, Scudder, Stevens & Clark Corporation**
                      Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                      Director and Secretary, SFA, Inc.*
                      Director, Vice President and Secretary, Scudder Defined Contribution
                           Services, Inc.**
                      Director, Vice President and Secretary, Scudder Capital Asset
                           Corporation**
                      Director, Vice President and Secretary, Scudder Capital Stock
                           Corporation**
                      Director, Vice President and Secretary, Scudder Capital Planning
                           Corporation**
                      Director, Vice President and Secretary, SS&C Investment Corporation**

                                       21

                      Director, Vice President and Secretary, SIS Investment Corporation**
                      Director, Vice President and Secretary, SRV Investment Corporation**
                      Director, Vice President and Secretary, Scudder Brokerage Services,
                           Inc.*
                      Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small     Managing Director, Scudder Kemper Investments, Inc.**

Edmond D. Villani     Director, President and Chief Executive Officer, Scudder Kemper
                           Investments, Inc.**
                      Director, Scudder, Stevens & Clark Japan, Inc.###
                      President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                      President and Director, Scudder, Stevens & Clark Corporation**
                      Director, Scudder Realty Advisors, Inc.x
                      Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy
                           of Luxembourg

        *      Two International Place, Boston, MA
        x      333 South Hope Street, Los Angeles, CA
        **     345 Park Avenue, New York, NY
        #      Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                 Luxembourg B 34.564
        ***    Toronto, Ontario, Canada
        xxx    Grand Cayman, Cayman Islands, British West Indies
        oo     20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
        ###    1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
        xx     222 S. Riverside, Chicago, IL
        o      Zurich Towers, 1400 American Ln., Schaumburg, IL
        +      P.O. Box 309, Upland House, S. Church St., Grand Cayman, British
                 West Indies
        ##     Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27  Principal Underwriters.

       (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

       (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

       (1)                        (2)                                      (3)

                                                                           Positions and
                                   Position and Offices with               Offices with
        Name                       Kemper Distributors, Inc.               Registrant
        ----                       -------------------------               ----------

        James L. Greenawalt        President                               None

        Thomas W. Littauer         Director, Chief Executive Officer       Vice President

        Kathryn L. Quirk           Director, Secretary, Chief Legal        Vice President
                                   Officer & Vice President

        James J. McGovern          Chief Financial Officer & Vice          None
                                   President

        Linda J. Wondrack          Vice President & Chief                  None
                                   Compliance Officer

                                       22

                                                                           Positions and
                                   Position and Offices with               Offices with
        Name                       Kemper Distributors, Inc.               Registrant
        ----                       -------------------------               ----------

        Paula Gaccione             Vice President                          None

        Michael E. Harrington      Vice President                          None

        Robert A. Rudell           Vice President                          None

        William M. Thomas          Vice President                          None

        Elizabeth C. Werth         Vice President                          Assistant Secretary

        Todd N. Gierke             Assistant Treasurer                     None

        Philip J. Collora          Assistant Secretary                     Vice President and Secretary

        Paul J. Elmlinger          Assistant Secretary                     None

        Diane E. Ratekin           Assistant Secretary                     None

        Daniel Pierce              Director, Chairman                      Trustee

        Mark S. Casady             Director, Vice Chairman                 President

        Stephen R. Beckwith        Director                                None

        (c)  Not applicable

Item 28.  Location of Accounts and Records

     Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item  29.  Management Services

           Not applicable.

Item  30.  Undertakings

           Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of October, 1998.

                                           KEMPER STATE TAX-FREE INCOME SERIES

                                           By  /s/Mark S. Casady
                                               -------------------------
                                               Mark S. Casady, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 26, 1998 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce                                                                         October 26, 1998
--------------------------------------
Daniel Pierce*                              Chairman and Trustee

/s/David W. Belin                                                                        October 26, 1998
--------------------------------------
David W. Belin*                             Trustee


/s/Lewis A. Burnham                                                                      October 26, 1998
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/Donald L. Dunaway                                                                     October 26, 1998
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/Robert B. Hoffman                                                                     October 26, 1998
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/Donald R. Jones                                                                       October 26, 1998
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  October 26, 1998
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/ William P. Sommers                                                                   October 26, 1998
--------------------------------------
William P. Sommers*                         Trustee


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Edmond D. Villani                                                                     October 26, 1998
--------------------------------------
Edmond D. Villani*                          Trustee


/s/John R. Hebble                                                                        October 26, 1998
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/Philip J. Collora
         ----------------------
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney filed
             herewith.

                                POWER OF ATTORNEY


     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                    Date


/s/ David W. Belin                    Trustee                  July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                    Date


/s/ Lewis A. Burnham                  Trustee                  July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                   Date


/s/ Donald L. Dunaway                 Trustee                 July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                  Date


/s/ Robert B. Hoffman                 Trustee                July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                  Date


/s/ Donald R. Jones                   Trustee                July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                  Date


/s/ Shirley D. Peterson               Trustee                July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                    Date


/s/ Daniel Pierce                     Trustee                  July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                   Date


/s/ William P. Sommers                Trustee                 July 21, 1998

                                POWER OF ATTORNEY
                                -----------------


The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Kemper State Tax-Free Income Series and Kemper National Tax-Free Income Series.


Signature                             Title                  Date


/s/ Edmond D. Villani                 Trustee                July 21, 1998

                                                                File No. 2-8159
                                                                File No. 811-75


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 27

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 27

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                    KEMPER STATE TAX-FREE INCOME FUND SERIES

                    KEMPER STATE TAX-FREE INCOME FUND SERIES

                                  EXHIBIT INDEX


                                Exhibit (m)(a)(1)
                                Exhibit (m)(a)(2)
                                Exhibit (m)(a)(3)
                                Exhibit (m)(a)(4)
                                Exhibit (m)(a)(5)
                                Exhibit (m)(a)(6)
                                Exhibit (m)(a)(7)
                                Exhibit (m)(a)(8)
                                Exhibit (m)(a)(9)
                                Exhibit (m)(a)(10)
                                Exhibit (m)(a)(11)
                                Exhibit (m)(a)(12)
                                Exhibit (m)(a)(13)
                                Exhibit (m)(a)(14)
                                Exhibit (m)(a)(15)
                                Exhibit (m)(a)(16)

                                       25